        As filed with the Securities and Exchange Commission on November 5, 1998
                                                      Registration No. 333-29705
                                                       Registration No. 811-8420
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4


                    ---------------------------------------

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [   ]
                           Pre-Effective Amendment No.             [   ]
                           Post-Effective Amendment No. 4          [ X ]

                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           Amendment No. 17                        [ X ]

                        (Check appropriate box or boxes)

                    ---------------------------------------

           WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 1
                           (Exact Name of Registrant)

                    WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
                              (Name of Depositor)

                                  400 Broadway
                             Cincinnati, Ohio 45202
              (Address of Depositor's Principal Executive Offices)
                  Depositor's Telephone Number (513) 629-1800

                    ---------------------------------------

                                                  Copy to:
     DONALD J. WUEBBLING, ESQ.                    MARK H. LONGENECKER, JR.
     400 Broadway                                 Frost & Jacobs LLP
     Cincinnati, Ohio 45202                       2500 PNC Center
     (Name and Address of Agent for Service)      201 East Fifth Street
                                                  Cincinnati, Ohio 45202

       Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

    ___ immediately upon filing pursuant to paragraph (b) of rule 485 on January 4, 1999 pursuant to paragraph (b) of Rule 485
     XX   60 days after filing pursuant to paragraph (a)(1) of Rule 485
    ___   on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

    ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                    ---------------------------------------

Title of Securities Being Registered: Select Variable Annuity Contracts

--------------------------------------------------------------------------------

           WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 1
                       TOUCHSTONE SELECT VARIABLE ANNUITY

                  CROSS-REFERENCE SHEET REQUIRED BY RULE 495(a)

FORM N-4 PART A ITEM NO.                                                HEADING IN PROSPECTUS
----------------------------------------------------------------------- -----------------------------------------------
1.        Cover Page                                                    Cover Page

2.        Definitions                                                   Glossary

3.        Synopsis

         (a)      Fee and Expense Tables                                Fee and Expense Tables

         (b)      Synopsis                                              Summary

4.        Condensed Financial Information

         (a)       Accumulation Unit Values                             Not Applicable

         (b)       Performance Information                              Performance Information

         (c)       Financial Statements                                 Other Information about your Contracts

5.        General Description of Registrant,
          Depositor and Portfolio Companies

         (a)       Depositor                                            WSLAC and Separate Account 1

         (b)       Registrant                                           WSLAC and Separate Account 1

         (c)       Portfolio Company                                    Information about the Investment Options

         (d)       Prospectus                                           Information about the Investment Options

         (e)       Voting                                               Voting Rights

         (f)       Administrator                                        Service Providers

6.        Deductions and Expenses

         (a)       Deductions                                           Charges

         (b)       Sales load                                           Charges

         (c)       Special purchase plans                               Purchasing Your Contract

         (d)       Commissions                                          Service Providers

         (e)       Portfolio company expenses                           Information about the Investment Options

         (f)       Registrant's expenses                                Charges

FORM N-4 PART A ITEM NO.                                                HEADING IN PROSPECTUS
----------------------------------------------------------------------- -----------------------------------------------
7.       General Description of Variable Annuity Contracts

         (a)       Rights                                               Other Information about Your Contract

         (b)       Allocations, transfers and                           Purchasing Your Contract, Transferring Your
                   exchanges                                            Money

         (c)       Changes in contracts or operations                   Information about the Investment Options

         (d)       Contract owner inquiries                             Summary

8.       Annuity Period

         (a)       Level of benefits                                    Annuity Income Payment Options

         (b)       Annuity commencement date                            Annuity Income Payment Options

         (c)       Annuity payments                                     Annuity Income Payment Options

         (d)       Assumed investment return                            Not applicable

         (e)       Minimums                                             Annuity Income Payment Options

         (f)       Rights to change options or                          Annuity Income Payment Options
                   transfer contract value

9.       Death Benefit

         (a)       Death benefit calculation                            Guaranteed Death Benefit

         (b)       Forms of benefits                                    Guaranteed Death Benefit

10.       Purchases and Contract Value

         (a)       Procedures for purchases                             Purchasing Your Contract

         (b)       Accumulation unit values                             Not Applicable

         (c)       Calculation of accumulation                          Valuation of Your Investments
                   unit values

         (d)       Principal underwriter                                Service Providers

FORM N-4 PART A ITEM NO.                                                HEADING IN PROSPECTUS
----------------------------------------------------------------------- -----------------------------------------------
11.      Redemptions

         (a)       Redemption procedures                                Accessing Your Money, Annuity Income
                                                                        Payments Options

         (b)       Texas Optional Retirement Program                    Supplement B

         (c)       Delay                                                Accessing Your Money, Other Information
                                                                        about Your Contract

         (d)       Lapse                                                Other Information about Your Contract

         (e)       Revocation rights                                    Purchasing Your Contract

12.      Taxes

         (a)       Tax consequences                                     Federal Income Tax Information,
                                                                        Supplement A, Supplement B

         (b)       Qualified plans                                      Federal Income Tax Information,
                                                                        Supplement A, Supplement B

         (c)       Impact of taxes                                      Federal Income Tax Information,
                                                                        Supplement A, Supplement B

13.      Legal Proceedings                                              Not Applicable

14.      Table of Contents for Statement of                             Table of Contents of Statement of Additional
         Additional Information                                         Information

FORM N-4 PART B ITEM NO.                                                HEADING IN SAI OR PROSPECTUS
----------------------------------------------------------------------- -----------------------------------------------
15.      Cover Page                                                     Cover Page (SAI)

16.      Table of Contents                                              Table of Contents (SAI)

17.      General Information and History

         (a)       Name change                                          Not Applicable

         (b)       Attribution of assets                                Not Applicable

         (c)       Control of depositor                                 WSLAC and Separate Account 1 (Prospectus)

18.      Services

         (a)       Fees, expenses and costs                             Not Applicable

         (b)       Management-related services                          Service Providers

         (c)       Custodian and independent public accountant          Independent Accountants (SAI)

         (d)       Other custodianship                                  Not Applicable

FORM N-4 PART B ITEM NO.                                                HEADING IN SAI OR PROSPECTUS
----------------------------------------------------------------------- -----------------------------------------------
         (e)       Affiliated service agents                            Not Applicable

         (f)       Depositor as principal underwriter                   Not Applicable

19.       Purchase of Securities Being Offered

         (a)       Manner of offering                                   Distribution of the Contracts (SAI), Service
                                                                        Providers (Prospectus)

         (b)       Sales Load                                           Not Applicable

20.      Underwriters                                                   Distribution of the Contracts (SAI), Service
                                                                        Providers (Prospectus)

21.      Calculation of Performance Data                                Sub-Account Performance (SAI)

22.      Annuity Payments                                               Fixed Annuity Income Payments (SAI)

23.      Financial Statements

         (a)       Registrant                                           Financial Statements (SAI)

         (b)       Depositor                                            Financial Statements (SAI)

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

                       TOUCHSTONE SELECT VARIABLE ANNUITY
                     WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
                               SEPARATE ACCOUNT 1

                                   COVER PAGE
                        PROSPECTUS DATED JANUARY 4, 1999

         This Prospectus describes the Touchstone Select Variable Annuity Contract and the investment options available to Contract owners. It contains information you should know before purchasing a Contract and selecting your investment options. Please read this Prospectus carefully and keep it for future reference.

         The Touchstone Select Variable Annuity Contract is issued by Western-Southern Life Assurance Company (WSLAC). The Contract is an investment alternative for investors who want to accumulate money on a tax-deferred basis for retirement or other long-term goals.

         You can purchase a Contract for $10,000 or more. You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional IRA or Roth IRA or a 403(b) plan, for $1,000 or more, or if you select our Automatic Investment Plan you can purchase a Contract with regular installment payments of $50 or more. The Contract also includes a flexible purchase payment feature that allows you to make additional payments later.

         You tell us how to invest your payments. Your investment options include the following Sub-Accounts:

                 - Emerging Growth
                 - International Equity
                 - Income Opportunity
                 - Value Plus
                 - Growth & Income
                 - Balanced
                 - Bond
                 - Standby Income

         Each Sub-Account invests in a separately managed Fund. Each Fund is part of the Touchstone Variable Series Trust.

         The Fixed Account is an additional investment option. It is a fixed-rate option, backed by the general assets of WSLAC.

         The Statement of Additional Information dated January 4, 1999 contains more information about the Contract, WSLAC and its Separate Account 1. It has been filed with the Securities and Exchange Commission (SEC) and is legally part of this Prospectus. The table of contents for the Statement of Additional Information is located on page ___ of this Prospectus. For a free copy, call the Touchstone Variable Annuity Service Center at 1-800-669-2796 (press 2).

         The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, certain other material that is legally part of the registration statement of Separate Account 1, and other information about Separate Account 1.

         Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Contracts or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

         The Contracts are not deposits or obligations of any bank. No bank has guaranteed or endorsed the Contracts. The Contracts are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, the National Credit Union Share Insurance Fund or any other agency.

         Investments in variable annuities involve investment risk, including possible loss of principal and interest.

                                TABLE OF CONTENTS

                                                                                                               PAGE

COVER PAGE.......................................................................................................

TABLE OF CONTENTS................................................................................................

GLOSSARY.........................................................................................................

FEE AND EXPENSE TABLES...........................................................................................

SUMMARY..........................................................................................................

PURCHASING YOUR CONTRACT.........................................................................................

TRANSFERRING YOUR MONEY..........................................................................................

ACCESSING YOUR MONEY.............................................................................................

CHARGES..........................................................................................................

INFORMATION ABOUT THE INVESTMENT OPTIONS.........................................................................

VALUATION OF YOUR INVESTMENTS....................................................................................

PERFORMANCE INFORMATION..........................................................................................

ANNUITY INCOME PAYMENT OPTIONS...................................................................................

GUARANTEED DEATH BENEFIT.........................................................................................

WSLAC AND SEPARATE ACCOUNT 1.....................................................................................

SERVICE PROVIDERS................................................................................................

VOTING RIGHTS....................................................................................................

OTHER INFORMATION ABOUT YOUR CONTRACT............................................................................

FEDERAL INCOME TAX INFORMATION...................................................................................

SUPPLEMENT A: SECTION 401 PLANS AND SECTION 403(b) PLANS.........................................................

SUPPLEMENT B: STATE OF TEXAS OPTIONAL RETIREMENT PROGRAM.........................................................

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.........................................................

                                    GLOSSARY

ACCUMULATION UNIT                       A unit of measure used to calculate
                                        a Contact owner's share of a
                                        Sub-Account.

ACCUMULATION UNIT VALUE                 The dollar value of an Accumulation Unit in
                                        a Sub-Account.

ANNUITANT                               The person whose life is used to
                                        determine the amount of any annuity
                                        income payments and the length of time
                                        for which the payments are made.

CODE                                    The Internal Revenue Code of 1986, as amended.

CONTRACT                                The Touchstone Variable Annuity Contract,
                                        including the application and any amendments,
                                        riders or endorsements.

CONTRACT DATE                           The effective date of a Contract.  The Contract
                                        Date is shown on page 3 of your Contract.

CONTRACT VALUE                          The total value of your Contract at any time before
                                        or on the Income Date. This represents the sum of
                                        the value of your investments in the Sub-Accounts
                                        and the value of your investments in the Fixed
                                        Account.

CONTRACT YEAR                           A year that starts on your Contract Date
                                        or the anniversary of your Contract Date.

FIXED ACCOUNT                           An option that provides a fixed rate of interest.

FUND                                    Each Sub-Account invests in a Fund that has
                                        the same investment objective as the
                                        Sub-Account. Each Fund is part of a group of
                                        funds call Touchstone Variable Series Trust.

INCOME DATE                             The date on which annuity payments are scheduled
                                        to begin.

SUB-ACCOUNT                             A division of Separate Account 1. Each
                                        Sub-Account invests in a Fund, which has the
                                        same investment objective as the Sub-Account.

SURRENDER VALUE                         The Contract Value minus any surrender
                                        charges and contract maintenance charge.

WSLAC, WE, OUR AND US                   Western-Southern Life Assurance Company.

                             FEE AND EXPENSE TABLES


These tables describe the fees and expenses that you may pay directly or indirectly if you purchase a Contract. More complete information about these fees and expenses is located in the following sections of this Prospectus:
[INSERT CROSS REFERENCES]

CONTRACT OWNER TRANSACTION EXPENSES

MAXIMUM Contingent Deferred Sales Charge (Surrender Charge)                             8.00%
(as a percentage of amount surrendered or withdrawn)*

Annual Contract Maintenance Charge**                                                    $40.00


SUB-ACCOUNT AND FUND EXPENSES (after expense reimbursement)***

                                   SUB-ACCOUNT EXPENSES                FUND EXPENSES
STANDARD                     MORTALITY AND   CONTRACT          ADVISOR FEE     OTHER           TOTAL
DEATH BENEFIT                EXPENSE RISK    ADMINISTRATION                    EXPENSES
                             CHARGES         CHARGES

Emerging Growth              1.20%           0.15%             0.80%           0.35%           2.50%
International Equity         1.20%           0.15%             0.95%           0.30%           2.60%
Income Opportunity           1.20%           0.15%             0.65%           0.20%           2.20%
Value Plus                   1.20%           0.15%             0.75%           0.10%           2.20%
Growth & Income              1.20%           0.15%             0.80%           0.05%           2.20%
Balanced                     1.20%           0.15%             0.80%           0.10%           2.25%
Bond                         1.20%           0.15%             0.55%           0.20%           2.10%
Standby Income               1.20%           0.15%             0.25%           0.25%           1.85%

                                   SUB-ACCOUNT EXPENSES                FUND EXPENSES
ANNUAL STEP-UP               MORTALITY AND   CONTRACT          ADVISOR FEE     OTHER           TOTAL
DEATH BENEFIT                EXPENSE RISK    ADMINISTRATION                    EXPENSES
                             CHARGES         CHARGES

Emerging Growth              1.30%           0.15%             0.80%           0.35%           2.60%
International Equity         1.30%           0.15%             0.95%           0.30%           2.70%
Income Opportunity           1.30%           0.15%             0.65%           0.20%           2.30%
Value Plus                   1.30%           0.15%             0.75%           0.10%           2.30%
Growth & Income              1.30%           0.15%             0.80%           0.05%           2.30%
Balanced                     1.30%           0.15%             0.80%           0.10%           2.43%
Bond                         1.30%           0.15%             0.55%           0.20%           2.20%
Standby Income               1.30%           0.15%             0.25%           0.25%           1.95%

                                   SUB-ACCOUNT EXPENSES                FUND EXPENSES
6% ACCUMULATING              MORTALITY AND   CONTRACT          ADVISOR FEE     OTHER           TOTAL
DEATH BENEFIT                EXPENSE RISK    ADMINISTRATION                    EXPENSES
                             CHARGES         CHARGES

Emerging Growth              1.40%           0.15%             0.80%           0.35%           2.70%
International Equity         1.40%           0.15%             0.95%           0.30%           2.80%
Income Opportunity           1.40%           0.15%             0.65%           0.20%           2.40%
Value Plus                   1.40%           0.15%             0.75%           0.10%           2.40%
Growth & Income              1.40%           0.15%             0.80%           0.05%           2.40%
Balanced                     1.40%           0.15%             0.80%           0.10%           2.45%
Bond                         1.40%           0.15%             0.55%           0.20%           2.30%
Standby Income               1.40%           0.15%             0.25%           0.25%           2.05%

*The surrender charge does not apply to certain transactions. We may reduce the surrender charge when Contracts are sold to a group. The surrender charge is based on the number of years a purchase payment has been invested in your Contract and decreases over time. If a purchase payment has been invested for 7 years or more when you withdraw that purchase payment, you will not pay a surrender charge.

**In certain states and for certain retirement plans, we can waive, reduce or eliminate the annual contract maintenance charge.

***Sub-Account annual expenses are shown as a percentage of average account value. Fund expenses are shown as a percentage of average daily net assets. Touchstone Advisors has agreed to waive certain fees or reimburse each Fund for certain expenses so that the Fund's total expenses do not exceed the percentage listed in the table below in the column entitled "Fund Expenses (After Reimbursement)". This agreement will remain in place until at least December 31, 1999. If Touchstone Advisors had not reimbursed the Funds, the total expenses of each Fund in 1997 would have been higher, as shown in the following table in the column entitled "Fund Expenses (Before Reimbursement)".

                                       FUND EXPENSES               FUND  EXPENSES
                                       (BEFORE REIMBURSEMENT)      (AFTER REIMBURSEMENT)

                Emerging Growth        2.19%                       1.15%
                International Equity   3.19%                       1.25%
                Income Opportunity     1.72%                       0.85%
                Value Plus             2.85%                       0.85%
                Growth & Income        1.64%                       0.85%
                Balanced               2.04%                       0.90%
                Bond                   1.69%                       0.75%
                Standby Income         1.48%                       0.50%

EXAMPLES

These examples should help you compare the cost of purchasing a Contract with the cost of purchasing other variable annuity contracts.

The examples assume that you invest $1,000 in each Sub-Account, your investment has a 5% return each year and the Fund's total expenses are the same as shown above in the column entitled "Fund Expenses (After Reimbursement)". Your actual costs may be higher or lower than the costs shown in the examples.

EXAMPLE 1         This example assumes that you surrender your Contract at the end of the applicable time period.

                                       Standard                  Annual Step-Up               6% Accumulating
                                    Death Benefit                 Death Benefit                Death Benefit
                                1 Year         3 Years        1 Year        3 Years        1 Year         3 Years

Emerging Growth              $107           $138           $108          $141           $109           $144
International Equity         $108           $141           $109          $144           $110           $147
Income Opportunity           $104           $128           $105          $132           $106           $135
Value Plus                   $104           $128           $105          $132           $106           $135
Growth & Income              $104           $128           $105          $132           $106           $135
Balanced                     $105           $130           $106          $133           $107           $136
Bond                         $103           $125           $104          $128           $105           $132
Standby Income               $101           $117           $102          $121           $103           $124

EXAMPLE 2         This example assumes that you annuitize your Contract at the end of the applicable time period and choose at least a 5-year payout period.

                                       Standard                  Annual Step-Up               6% Accumulating
                                    Death Benefit                 Death Benefit                Death Benefit
                                1 Year         3 Years        1 Year        3 Years        1 Year         3 Years

Emerging Growth              $107           $84            $108          $87            $109           $90
International Equity         $108           $87            $109          $90            $110           $93

Income Opportunity           $104           $74            $105          $78            $106           $81
Value Plus                   $104           $74            $105          $78            $106           $81
Growth & Income              $104           $74            $105          $78            $106           $81
Balanced                     $105           $76            $106          $79            $107           $82
Bond                         $103           $71            $104          $74            $105           $78
Standby Income               $101           $63            $102          $67            $103           $70

EXAMPLE 3         This example assumes that you do not surrender your Contract.

                                       Standard                  Annual Step-Up               6% Accumulating
                                    Death Benefit                 Death Benefit                Death Benefit
                                1 Year         3 Years        1 Year        3 Years        1 Year         3 Years

Emerging Growth              $27            $84            $28           $87            $29            $90
International Equity         $28            $87            $29           $90            $30            $93
Income Opportunity           $24            $74            $25           $78            $26            $81
Value Plus                   $24            $74            $25           $78            $26            $81
Growth & Income              $24            $74            $25           $78            $26            $81
Balanced                     $25            $76            $26           $79            $27            $82
Bond                         $23            $71            $24           $74            $25            $78
Standby Income               $21            $63            $22           $67            $23            $70

                   TOUCHSTONE SELECT VARIABLE ANNUITY CONTRACT

                                     SUMMARY


         This summary highlights some basic information about the Touchstone Select Variable Annuity Contract. More information about the Contract is located on pages __ through __ of this Prospectus.

HOW THE CONTRACT WORKS

         The Contract is a contract between you and WSLAC. The Contract, like all variable annuity contracts, has two phases: the accumulation phase and the annuity income phase. During the accumulation phase, earnings on your investment accumulate on a tax-deferred basis. The annuity income phase begins when you start to receive annuity income payments. The amount of money you accumulate during the accumulation phase determines the amount of the annuity income payments you receive. You can select one of several annuity income payment plans.

         The Contract also provides a guaranteed death benefit that is payable to a designated beneficiary when you die. The amount of the guaranteed death benefit will vary depending on the death benefit option you select.

WHO SHOULD PURCHASE THE CONTRACT

         The Contract allows you to accumulate money on a tax-deferred basis for retirement or other long-term goals through various investment options. Generally, the higher your tax bracket, the more you will benefit from the tax-deferred feature of the Contract. You should not purchase a Contract if you are looking for a short-term investment or if you cannot take the risk of getting less money back than you paid for the Contract. You may want to consult a tax advisor or other investment professional before you purchase a Contract.

PURCHASING A CONTRACT

         You can purchase a Contract for $10,000 or more. You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional IRA or Roth IRA or a 403(b) plan, for $1,000 or more, or if you select our Automatic Investment Plan can purchase a Contract regular installment payments of $50 or more. The Contract also includes a flexible purchase payment feature that allows you to make additional payments later.

SELECTING YOUR INVESTMENT OPTIONS

         You can allocate your purchase payments among the following investment options.

         The Sub-Accounts are designed to offer you a better return than the Fixed Account. This better return is not guaranteed. Depending on market conditions, you can make or lose money in any Sub-Account.

         1. SUB-ACCOUNTS

                 - Emerging Growth
                 - International Equity
                 - Income Opportunity
                 - Value Plus
                 - Growth & Income
                 - Balanced
                 - Bond
                 - Standby Income

         2. FIXED ACCOUNT

         The Fixed Account offers you a fixed return. While your money is invested in the Fixed Account, we guarantee to pay you interest at a set rate. We may change the interest rate, but we guarantee that the effective annual rate will be at least 3%.

TRANSFERRING AMONG INVESTMENT OPTIONS

         You can transfer money from one investment option to another. Like all variable annuities, transfers between investment options are tax-free. The minimum transfer amount is $250. We limit the number of times you can transfer between investment options in each Contract Year and the amount you can transfer to the Fixed Account.

ACCESSING YOUR MONEY

         You can access your money at any time during the accumulation phase. Generally, you can withdraw up to 10% of your purchase payments without a charge each Contract Year. If you withdraw more than 10% in a Contract Year, there may be a surrender charge. The maximum surrender charge is 8% of the amount withdrawn and declines to 0% over time. You can also access your money through our Systematic Withdrawal Plan.

         Also be aware that you may be required to pay income taxes and a 10% federal penalty tax on any amount you withdraw.

CHARGES AND FEES

         A $40 contract maintenance charge is ordinarily deducted each year from your Contract Value. Other administrative charges are deducted at an annual rate, which depends on the death benefit option you select, that may vary from 1.35% to 1.55% of your Contract Value. Depending on the investment options you choose, you may indirectly pay investment advisory fees. Some charges and fees do not apply to money invested in the Fixed Account.

10-DAY REVIEW PERIOD

         You have 10 days to review your Contract after you receive it. If you are not satisfied with your Contract, you can cancel it but must do so by returning it to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850 within 10 days after you receive it. If you cancel your Contract, in most cases we will refund the Contract Value to you. However, some state laws may require us to refund your purchase payments.

ADDITIONAL INFORMATION

         Representatives at the Touchstone Variable Annuity Service Center can answer your questions about the Contract. You can call the Service Center at 1-800-669-2796 (press 2).

                            PURCHASING YOUR CONTRACT

         To obtain an application to purchase a Contract, please contact your investment advisor or the Touchstone Variable Annuity Service Center by mail at P.O. Box 2850, Cincinnati, Ohio 45201-2580 or by phone at 1-800-669-2796 (press
2).

ISSUE AGE LIMITS

         In order to purchase a Contract, you must meet certain age requirements. The age requirements vary depending on the death benefit option you select. If you select the Standard Death Benefit, you must be no older than
85. If you select any other death benefit, you must be no older than 75.

MINIMUM AND MAXIMUM PURCHASE PAYMENTS

            - You can purchase a Contract for $10,000 or more.

            - You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA, a 403(b) plan, a SIMPLE IRA (Savings Incentive Match Plans for Employees), or a SEPs (Simplified Employee Pension Plans), for $1,000 or more, or if you select our Automatic Investment Plan you can purchase a Contract with regular installment payments of $50 or more. Each automatic installment payment must be at least $50 and your total installment payments in the first Contract Year must be at least $600.

            - You can make additional investments in your Contract at any time before the Income Date. Each additional purchase payment must be at least $100.

            - You can also make additional payments through automatic or scheduled installment payments, such as pre-authorized checking account deductions, salary deductions or electronic funds transfers. If you use the Automatic Investment Plan, each additional purchase payment made may be as little as $50.

10-DAY REVIEW PERIOD

         You have 10 days to review your Contract after you receive it. This 10-day review period is called the free look period. The state where you live may require us to give you a longer free look period.

         If you are not satisfied with the Contract, you can cancel it during the free look period. To cancel the Contract, you must return it to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850 within 10 days after you receive it. If you cancel the Contract, in most cases we will refund the Contract Value to you. However, some state laws may require us to refund your purchase payments.

INVESTMENT OPTIONS

         You decide how to allocate your purchase payments by selecting from the following investment options.

         1. SUB-ACCOUNTS

                 - Emerging Growth
                 - International Equity
                 - Income Opportunity
                 - Value Plus
                 - Growth & Income
                 - Balanced
                 - Bond
                 - Standby Income

         2. FIXED ACCOUNT

ALLOCATION OF PURCHASE PAYMENTS

         Your instructions are included in your application and shown on page ___ of your Contract. You can change your allocation instructions by contacting us either by phone or in writing. When we receive a purchase payment from you, we allocate it based on the most recent allocation instructions we have received from you.

         The following guidelines apply to the allocation of your purchase payments:

          - Allocate at least 5% of your initial purchase payment to each investment option you choose.
          - Use whole percentages. For example, you can allocate 33% or 34% to an investment option, not 33-1/3%.
          - Make sure your percentages total 100%.

         Allocation Changes by Phone. You can change the allocation of your future purchase payments over the phone by following these steps.

         (1) Fill out either the telephone authorization part of the application or a Telephone Authorization Form. You can get a copy of either form by contacting the Touchstone Variable Annuity Service Center. You must complete and return one of these forms before you call to change your allocations over the phone.

         (2) Call the Touchstone Variable Annuity Service Center at 1-800-669-2796 (press 2) between 8:00 a.m. and 4:00 p.m.
                  Eastern Time.

         (3)      Give the representative the following information:

                     - Your Social Security number
                     - Your Contract number or other precise information that
                       identifies your Contract
                     - Your allocation instructions

         Allocation Changes in Writing. You can also change the allocation of your future purchase payments by writing to the Touchstone Variable Annuity Service Center. Your written instructions must include the following information:

             - Your Contract number or other precise information that identifies your Contract
             - Your allocation instructions

         You should review your selected investment options and allocations periodically to determine if they are appropriate considering market conditions and your financial objectives.

                             TRANSFERRING YOUR MONEY

         You can transfer money from one investment option to another. You can make transfers by phone or in writing.

         The following guidelines apply to transfers other than dollar cost averaging transfers:

             - Each transfer must be at least $250.
             - The allocation to each investment option must be at least 5% of the total transfer amount.
             - You can transfer money among the Sub-Accounts once every 30 days.
             - You can transfer FROM the Fixed Account only once each Contract
               Year transferring up to 25% of your money in the Fixed Account.
             - You can transfer TO the Fixed Account only once each Contract
               Year transferring an unlimited amount.

         Transfers by Phone. You can transfer your money over the phone by following these steps.

         (1) Fill out either the telephone transfer authorization part of the application or a Telephone Authorization Form. You can get a copy of either form by contacting the Touchstone Variable Annuity Service Center. You must complete and return one of these forms before you call to change your allocations over the phone.

         (2) Call the Touchstone Variable Annuity Service Center at 1-800-669-2796 (press 2) between 8:00 a.m. and 4:00 p.m.
                  Eastern Time.

         (3)      Give the representative the following information:

                     - Your Social Security number
                     - Your Contract number or other precise information that
                       identifies your Contract
                     - Your transfer instructions

         Transfers in Writing. You can also transfer your money by writing to the Touchstone Variable Annuity Service Center. Your written instructions must include the following information:

             - Your Contract number or other precise information that identifies your Contract
             - Your transfer instructions

THIRD PARTY AUTHORIZATION

         You can authorize a third party to transfer money for you. To do so, you must complete the appropriate authorization form. Contact the Touchstone Variable Annuity Service Center at 1-800-669-2796 (press 2) for additional information.

TOUCHSTONE'S DOLLAR COST AVERAGING PROGRAM

         Dollar cost averaging is a method of investing equal amounts of money at regular intervals. Dollar cost averaging allows you to purchase more Accumulation Units when prices are low and fewer when prices are high. Dollar cost averaging can result in a lower average cost of investing over time. While dollar cost averaging does not guarantee a profit or prevent a loss, you have a higher likelihood to profit from this long-term investment method. For dollar cost averaging to be effective, you should continue to invest during both market ups and downs. You should also consider your financial ability to maintain a consistent level of investment over time.

         Touchstone's Dollar Cost Averaging Program allows you to transfer amounts at regular intervals from the Standby Income Sub-Account or the Fixed Account to other Sub-Accounts. You can make the following transfers:

             - A specific dollar amount
             - A specific percentage of your money in the Standby Income
               Sub-Account or the Fixed Account
             - Earnings in the Standby Income Sub-Account or the Fixed Account

         You select the number and the frequency of your transfers in Touchstone's Dollar Cost Averaging Program. We will transfer the money on the anniversary of your Contract Date each month or each quarter.

         The following guidelines apply to dollar cost averaging transfers:

             - Your Contract Value must be at least $10,000.
             - Dollar cost averaging transfers must continue for at least 12 months.
             - Each transfer must be at least $200.

             - The allocation to each Sub-Account must be at least 5% of the transfer amount.

         To set up dollar cost averaging transfers, contact the Touchstone Variable Annuity Service Center at 1-800-669-2796 (press 2) or P.O. Box 2850, Cincinnati, Ohio 45201-2850.

         Dollar cost averaging transfers will stop if we complete the number of transfers you requested, you ask us to stop after using the program for at least 12 months, you do not have enough money in your accounts to complete the transfer, or the program is discontinued. If we discontinue the program, you will be allowed to complete the number of transfers you previously requested.

                              ACCESSING YOUR MONEY

         Your Contract is designed to help you achieve your long-term investment goals. However, there may be times when you need to access the money you have invested in your Contract. You can access your money at any time during the accumulation phase by making a partial withdrawal, by making systematic withdrawals or by canceling your Contract.

         If you withdraw money from your Contract or cancel your Contract, you may have to pay a surrender charge. Surrender charges are explained on page___.

PARTIAL WITHDRAWALS

         To withdraw money from your Contract, send written instructions to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2580. For help with a partial withdrawal, please call the Service Center at 1-800-669-2796 (press 2).

         The following guidelines apply to partial withdrawals:

            - Include your Contract number or other information that identifies your Contract and the amount to be withdrawn in your instructions.
            - Each withdrawal must be at least $250.
            - If your Contract Value is reduced below $2,000 by the partial withdrawal, we will ask you to either

              (1)      Surrender your entire Contract or

              (2) Reduce your withdrawal amount so that your Contract Value remains at least $2,000.

              If you do not provide us instructions, we will terminate the Contract and pay the Surrender Value to you in a single payment.

SYSTEMATIC WITHDRAWAL PLAN

         The Systematic Withdrawal Plan allows you to withdraw a specific dollar amount or your future earnings from your Contract on a monthly, quarterly, semiannual or annual basis. The minimum amount for each systematic withdrawal is $100. To set up systematic withdrawals, contact the Touchstone Variable Annuity Service Center at 1-800-669-2796 (press 2) or at P.O. Box 2850, Cincinnati, Ohio 45201-2580.

         If you use the Systematic Withdrawal Plan, you may have to pay a surrender charge. You can discontinue your systematic withdrawals at any time by sending written instructions to us.

CANCELING YOUR CONTRACT

         You can cancel your Contract at any time during the accumulation phase. When you cancel your Contract, we pay you the Surrender Value. This payment terminates your Contract and our obligations under the Contract.

         To cancel your Contract, send written instructions to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2580. Include your Contract number or other information that identifies your Contract in your instructions. For assistance, please call the Service Center at 1-800-669-2796 (press 2).

         The Surrender Value will equal the Contract Value, less any applicable surrender charge, contract charge and premium taxes. Because investment performance and applicable charges affect your Contract Value, the Surrender Value may be less than the total of your purchase payments.

PENALTY TAXES

         If you withdraw money from your Contract or cancel your Contract before you or the Annuitant (as applicable) reach age 59 1/2, you generally will have to pay a federal penalty tax. This tax is equal to 10% of the amount of the payment you receive that is treated as taxable income. More information about penalty taxes is located on page _____.

ACCESSING YOUR MONEY WITHOUT PAYING SURRENDER CHARGES

         To provide you with flexible access to your money, we do not impose surrender charges on the following transactions:

            - PURCHASE PAYMENTS INVESTED FOR 7 YEARS

              If a purchase payment has been invested for 7 years or more, you will not pay a surrender charge when you withdraw that purchase payment.

            - FREE AMOUNTS

              Each Contract Year you can withdraw an amount equal to 10% of your Contract Value on the ate of the withdrawal without paying a surrender charge. These amounts are called free amounts.

            - WITHDRAWAL OF EARNINGS

              If the amount you withdraw includes any earnings on your Contract, you will not pay a surrender charge on the earnings.

              Generally, a withdrawal does not include earnings unless the amount of withdrawal is greater than the total of your purchase payments. Normally, only systematic withdrawals of future earnings under the Systematic Withdrawal Plan will include earnings.

              If a Contract is owned by a charitable remainder trust, the trust may withdraw the difference between the Contract Value and the total purchase payments in states where regulatory approval has been received.

            - MEDICAL CARE ACCESS

              We waive the surrender charge on amounts withdrawn when you or the Annuitant have been confined to a long-term care facility or hospital for 30 days or more at the time of the withdrawal.

            - 403(b) PLANS

              If your Contract is purchased in connection with a 403(b) pan, we waive the surrender charge on amounts withdrawn because of certain disabilities, certain hardships and any required minimum distributions.

            - DEATH BENEFITS

              We do not impose a surrender charge on the death benefit that we pay when the Annuitant dies.

            - ANNUITY INCOME PAYMENTS

              Generally, you will not pay any surrender charges on annuity income payments if the payments begin after the 2nd anniversary of your Contract Date and continue for at least 5 years.

              If you decide to take a reduced, lump-sum payment instead of the remaining annuity payments, you may have to pay a surrender charge.

PROCESSING WITHDRAWALS

         When we process your partial or systematic withdrawal, we withdraw money from each of your investment options on a pro-rata basis. For example, in a situation where no surrender charges are applicable to the withdrawal, if you have 25% of your money in the Income Opportunity Sub-Account and 75% of your money in the Balanced Sub-Account and you want to withdraw $2,000, we will withdraw $500 from the Income Opportunity Sub-Account (25% of $2,000) and $1,500 from the Balanced Sub-Account (75% of $2,000).

         If you want us to process your withdrawal on a different basis, such as withdrawing all the money from one Sub-Account, you must provide specific instructions in your withdrawal request.

         We will generally send payments to you within 7 days of the date that we process your request. We may delay calculating the amount of the payment from a Sub-Account or sending a payment from a Sub-Account for any of the following reasons:

             - The New York Stock Exchange is closed on a day that it normally would be open.
             - Trading on the New York Stock Exchange is restricted.
             - Because of an emergency, it is not reasonably practicable for the
               Sub-Accounts to sell securities or to fairly determine the value of their investments.
             - The SEC permits us to postpone payments from the Sub-Accounts for your protection.

         As required by most states, we reserve the right to delay payments from the Fixed Account for up to 6 months. We do not expect to delay payments from the Fixed Account and we will notify you if there will be a delay.

                                     CHARGES

ADMINISTRATIVE CHARGES

         We incur administrative costs in setting up your Contract, maintaining records of your Contract and sending you confirmations and statements about your Contract. By paying a contract maintenance charge and a contract administration charge, you reimburse us for the administrative costs we expect to incur.

                               CONTRACT MAINTENANCE CHARGE                    CONTRACT ADMINISTRATION CHARGE
                               ---------------------------                    ------------------------------

When Charged?            - Your Contract Value is less than $50,000.           - On each day the New York Stock
                         - On the anniversary of your Contract Date              Exchange is open for trading.
                           each year until annuity payments begin.
                         - The date we start annuity payments.
                         - The date you completely surrender your
                           Contract.

How Much                 - $40 each year during the first 10 years             - The effective annual rate of the
Charged?                   of your Contract.                                     charge is 0.15%.

                         - After the 10th anniversary of your Contract
                           Date, the lesser of $40 and 0.14% of your Contract Value on each subsequent anniversary of your Contract Date.
                         - There is no charge if your Contract Value is
                           $50,000 or more.

How Charged?             - We reduce your Contract Value. The number           - We deduct this charge from the
                           of Accumulation Units you own in each                 Accumulation Unit Value of each
                           Sub-Account is reduced and the value of               Sub-Account. We do not impose this
                           your investment in the Fixed Account is               charge on your money in the Fixed
                           reduced on a pro-rata basis.                          Account.

         If we receive appropriate governmental approvals, we may reduce or eliminate the contract maintenance charge.

RISK CHARGES

         We assume two risks with every Contract: a mortality risk and an expense risk. We take a mortality risk that the Annuitant will live longer than expected or we will pay a death benefit greater than your Contract Value. We also take an expense risk that the administrative charges will not pay all the administrative costs of your Contract.

         You pay us to assume these risks by paying mortality and expense risk charges. On each Valuation Date, we deduct the mortality and expense risk charges from the Accumulation Unit Value of each Sub-Account. We do not impose these charges on your money in the Fixed Account. Depending on the death benefit option selected, the effective annual rate of these charges varies from 1.20% to 1.40%, which includes 0.35% for assuming expense risk and the balance, ranging from 0.85% to 1.05%, is for assuming the mortality risk. If we do not actually incur the risks associated with these charges, we will make money from collecting these charges.

         If surrender charges do not cover the distribution expenses of the Contracts, we will pay those expenses from our general account, including amounts derived from the expense risk charge.

CALCULATING THE SURRENDER CHARGE

         To calculate the surrender charge, amounts will be withdrawn from the following sources in the order listed:

             - Free amounts
             - Purchase payments that have been invested for more than 7 years
             - Other purchase payments in the order in which we received them, starting with the oldest purchase payment
             - Earnings

         Under the Systematic Withdrawal Plan, for systematic withdrawals of future earnings, amounts will be withdrawn first from earnings and then in the order listed above. However, for systematic withdrawals of specific dollar amounts, the amounts are withdrawn in the order listed above. Free amounts will be withdrawn from purchase payments that have been invested less than 8 years, starting with the oldest purchase payment.

         In addition, if a Contract is owned by a charitable remainder trust, amounts will be withdrawn first from earnings and then in the order listed above.

         The IRS may treat the order of your withdrawals in a different manner which may effect you taxation. Consult your tax advisor for more information.

         You do not pay a surrender charge on free amounts, purchase payments that have been invested for more than 7 years or earnings.

         The amount of the surrender charge is based on the number of years a purchase payment has been invested in your Contract. The following table shows how much the surrender charge will be when you withdraw a purchase payment.

     COMPLETED YEARS FROM DATE OF
           PURCHASE PAYMENT                                     SURRENDER CHARGE

     Less than 1 year                                      8% of the purchase payment

     1 year but less than 2 years                          7% of the purchase payment

     2 years but less than 3 years                         6% of the purchase payment

     3 years but less than 4 years                         5% of the purchase payment

     4 years but less than 5 years                         4% of the purchase payment

     5 years but less than 6 years                         2% of the purchase payment

     6 years but less than 7 years                         1% of the purchase payment

     7 years or more                                                  None

REDUCED SURRENDER CHARGES FOR CERTAIN CONTRACTS

         Under certain circumstances, we can reduce or eliminate the surrender charge when Contracts are sold to a trustee, to an employer, pursuant to a retirement plan or otherwise sold to a group. We will consider several factors before we reduce or eliminate any surrender charges. Some of those factors are the group size, the total amount of the group's purchase payments, how the group's purchase payments are made, the type of plan involved and our distribution costs. However, we will not reduce or eliminate any surrender charges if the reduction or elimination unfairly discriminates against any person or is prohibited by state law.

PREMIUM TAXES

         Certain states and government authorities charge a premium tax on your purchase payments. The premium tax may be as much as 3.5% of your purchase payments. These premium taxes are charged either when you make purchase payments or when we begin annuity payments.

         Currently, we pay all of the premium taxes charged by states and government authorities. However, we may decide to stop paying the premium taxes in the future. We would then deduct the amount of the premium taxes from your Contract Value at one of the following times when:

             - We pay the premium tax.
             - You surrender or withdraw money from your Contract.
             - The death benefit is paid.
             - Annuity payments begin.

                    INFORMATION ABOUT THE INVESTMENT OPTIONS

THE SUB-ACCOUNTS AND THE FUNDS

         Each Sub-Account invests in a corresponding Fund of Touchstone Variable Series Trust (TVST). Touchstone Advisors is the investment advisor for each Fund. This table contains information about the investment objective and Sub-Advisor of each Fund.


FUNDS                        INVESTMENT OBJECTIVE                                 SUB-ADVISORS

Emerging Growth              The Fund seeks to increase the value of its shares   David L. Babson & Company, Inc.
                             as a primary goal and to earn income as a            Westfield Capital Management
                             secondary goal.                                      Company, Inc.

International                Equity The Fund seeks to increase the value of its
                             shares over the long-term.                           BEA Associates

Income Opportunity           The Fund seeks to achieve a high level of current    Alliance Capital Management L.P.
                             income as its main goal.  The Fund may also seek
                             to increase the value of its shares, if consistent
                             with its main goal.

Value Plus                   The Fund seeks to increase the value of its shares   Fort Washington Investment
                             over the long-term.                                  Advisors, Inc.

Growth & Income              The Fund seeks to increase the value of its shares   Scudder Kemper Investments, Inc.
                             over the long-term, while receiving dividend
                             income.

Balanced                     The Fund seeks to achieve an increase in value and   OpCap Advisors, Inc.
                             current income.

Bond                         The Fund seeks to provide a high level of            Fort Washington Investment
                             dividends and distributions.                         Advisors, Inc.

Standby Income               The Fund seeks to provide a higher level             Fort Washington Investment

                             of current income than a money market fund, while    Advisors, Inc.
                             preventing large fluctuations in the value of the
                             Sub-Account's initial investment. The Fund does
                             not try to keep a constant $1.00 per share net
                             asset value.

         More complete information about each Fund, including information about its expenses, is included in the TVST Prospectus that is contained in this booklet. Please read the TVST Prospectus carefully before you purchase a Contract.

CHANGES IN THE SUB-ACCOUNTS AND THE FUNDS

         We may add, delete or combine Sub-Accounts. New Sub-Accounts will invest in Funds we consider suitable. We may also substitute a new Fund or similar investment option for the Fund in which a Sub-Account invests. We would make a substitution to ensure the underlying Fund continues to be a suitable investment. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Fund's investment objectives or restrictions, a change in the availability of the Fund for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract owners.

THE FIXED ACCOUNT

         At the time you allocate a purchase payment or transfer any of your Contract Value to the Fixed Account, we assign an interest rate to that amount. We will guarantee that rate of return for one year. At the end of each year, we assign a new interest rate to that amount and its related earnings, which is again guaranteed for at least one year. Different interest rates may apply to different amounts in the Fixed Account depending upon the timing of the allocation or transfer and the interest rates assigned each time. Although the rate of return of the Fixed Account may change, it will not fluctuate based on the results of the investments that we make for our general account.

         We guarantee funds allocated or transferred to the Fixed Account will earn an effective annual rate of at least 3%.

                         VALUATION OF YOUR INVESTMENTS

SUB-ACCOUNTS

-------------------------------------------------------------------------------------
ACCUMULATION UNIT                           A unit of measure used to calculate a
                                            Contact owner's share of a Sub-Account.
                                            Although it is not the same as a mutual
                                            fund share, it is similar.
-------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE                     The dollar value of an Accumulation Unit
                                            in a Sub-Account.
-------------------------------------------------------------------------------------

         The value of your interest in a Sub-Account is measured in Accumulation Units. An Accumulation Unit is an accounting unit of measure. It is similar to a share of a mutual fund. The value of an Accumulation Unit varies from day to day depending on the investment performance of the Fund in which the Sub-Account is invested and the expenses of the Sub-Account.

         The Accumulation Unit Value of each Sub-Account is calculated on each day that the New York Stock Exchange is open for business (Valuation Date). The Accumulation Unit Value of a Sub-Account on any Valuation Date is calculated by dividing the value of the Sub-Account's net assets by the number of Accumulation Units credited to the Sub-Account on the Valuation Date.

         When you allocate purchase payments to a Sub-Account, your Contract is credited with Accumulation Units. Other transactions, such as withdrawals, exchanges, and payments of the annual contract maintenance charge, will increase or decrease the number of Accumulation Units credited to your Contract.

         The number of Accumulation Units added to or subtracted from your Contract is calculated by dividing the dollar amount of the transaction by the Accumulation Unit Value for the Sub-Account at the close of trading on the Valuation Date when we process the transaction. To calculate the Accumulation Unit Value of a Sub-Account on any Valuation Date, we start with the Accumulation Unit Value from the preceding Valuation Date and adjust it to reflect the following items:

             - The investment performance of the Sub-Account, which is based on the investment performance of the corresponding Fund
             - Any dividend or distributions paid by the corresponding Fund
             - Any charges or credits for taxes that we determined were the result of the investment operations of the Sub-Account
             - The mortality and expense risk charge
             - The contract administration charge

         We reserve the right to change the number and value of the Accumulation Units credited to your Contract so long as the change does not affect your Contract Value or the benefits or other provisions of your Contract.

FIXED ACCOUNT

         The value of the Fixed Account is calculated daily and reflects the following transactions:

             - Purchase payments allocated to the Fixed Account
             - Withdrawals from the Fixed Account
             - Transfers to and from the Fixed Account
             - Interest credited to the Fixed Account
             - Charges assessed against the Fixed Account, such as surrender charges and contract maintenance charges

                             PERFORMANCE INFORMATION

         We may include performance information for the Sub-Accounts in advertisements, sales literature and reports to Contract owners. This performance information will be based on historical performance. It is not intended to predict the future performance of a Sub-Account.

STANDARDIZED PERFORMANCE INFORMATION

         We usually advertise average annual total return. Average annual total return represents the average compounded rate of return on a hypothetical initial investment of $1,000. It is calculated by comparing the hypothetical $1,000 investment in a Sub-Account to the hypothetical surrender value of the investment at the end of a period. The periods that we normally include are 1 year, 5 year and 10 year periods. If a Contract has not been available for the complete period, we include the period for which it was available.

         Average annual total return reflects historical investment results and expenses of the Sub-Account for a specific period. It also reflects any surrender charge that you might pay if you surrendered your Contract at the end of the period. It does not include any deductions for premium taxes.

NON-STANDARDIZED PERFORMANCE INFORMATION

         We may use other performance information, such as cumulative total return and total return for other periods of time. We may compare the performance of a Sub-Account to the performance of other separate accounts or investments as listed in rankings prepared by independent organizations that monitor the performance of separate accounts and other investments. We may also include evaluations of the Sub-Accounts published by nationally recognized ranking services or by nationally recognized financial publications.

                         ANNUITY INCOME PAYMENT OPTIONS

ANNUITY PHASE

         During the annuity phase, we will make periodic annuity income payments based on the annuity income payment option you choose (Options 1, 2, 3, 4, 5) as described below. In the Contract, we refer to annuity income payment options as income payment options.

DETERMINING THE INCOME DATE

         Annuity income payments start on a specific date called the Income Date. The Income Date is shown on page 3 of your Contract. If you do not select an Income Date, the Income Date will be based on the birthday of the Annuitant. The Annuitant is a natural person selected by you whose life is used to determine the duration and amount of any annuity payments. [The Annuitant must be 85 or younger when you select him or her.]

         Generally, the Income Date is the first anniversary of your Contract Date on or after the Annuitant's 80th birthday. If your Contract has not been in effect for 10 years on the Annuitant's 80th birthday, the Income Date will be the 10th anniversary of your Contract Date.

         You can change the Income Date by writing to us. We must receive this notice on or before the scheduled Income Date. Once annuity income payments begin, you cannot change the Income Date.

CHOOSING THE PAYEE

         You choose the person or persons to receive the annuity income payments. If you do not select someone, you will automatically receive the annuity income payments. You can change the person you selected at any time by writing to us. If the person you select to receive annuity income payments dies, you will receive the annuity income payments unless you select another payee.

DETERMINING THE PAYMENT AMOUNT

         Annuity income payment amounts are based on the Surrender Value of your Contract on the Income Date and the payment option you choose.

         Under all payment plans, we guarantee that you will earn interest at a minimum rate of 3% each year.

CHOOSING THE FREQUENCY

         Generally, we make annuity income payments monthly. You can request annuity income payments on a quarterly, semiannual, or annual basis. If the Surrender Value of your Contract is less than $1,000, we make one annuity income payment in an amount equal to the Surrender Value. If each periodic payment will be less than $50, we will change the frequency of the payments to increase the amount of each periodic payment to at least $50.

CHOOSING THE PAYMENT OPTION

         You can select one of the five annuity income payment options described below at any time before the Income Date while the Annuitant is living. Some states may limit the availability of payment options. You can change the payment option you selected by writing to us. We must receive this notice on or before the scheduled Income Date. Once annuity income payments begin, you cannot change your payment option.

         If you do not elect an annuity payment option, Option 2 (monthly payments guaranteed for 10 years) will apply.

                   OVERVIEW OF ANNUITY INCOME PAYMENT OPTIONS

------------------------------------- -------------------------------------------------------------------------------
                NAME                                                     OVERVIEW
------------------------------------- -------------------------------------------------------------------------------
OPTION 1                              Fixed Period - you select the number of years.
------------------------------------- -------------------------------------------------------------------------------
OPTION 2                              Life with Guaranteed Period - we make guaranteed payments for 10 or 20 years, and as long as the Annuitant lives.
------------------------------------- -------------------------------------------------------------------------------
OPTION 3                              Fixed Amount - you select the amount of the monthly payment.
------------------------------------- -------------------------------------------------------------------------------
OPTION 4                              One Life - we make payments as long as the Annuitant lives.
------------------------------------- -------------------------------------------------------------------------------
OPTION 5                              Joint and Survivor - we make payments as long as either the Annuitant or another designated person lives.
------------------------------------- -------------------------------------------------------------------------------

                         ANNUITY INCOME PAYMENT OPTIONS

---------------------- ---------------------------------------------------------------------------------------------
        NAME                                                   DESCRIPTION
---------------------- ---------------------------------------------------------------------------------------------
OPTION 1               FIXED PERIOD

                       MONTHLY PAYMENT AMOUNT: Based on the Surrender Value of your Contract and the number of years in the payment period.  Your monthly payments will remain the same throughout the payment period.

                       PAYMENT PERIOD: You select the number of years, but no more than 30.

                       SPECIAL RULE FOR QUALIFIED CONTRACT: Payment period may not extend beyond the life expectancy of the Annuitant.

                       OPTION TO REQUEST LUMP SUM PAYMENT: Available at any time.
---------------------- ---------------------------------------------------------------------------------------------
OPTION 2               LIFE WITH GUARANTEED PERIOD

                       MONTHLY PAYMENT AMOUNT: Based on the Surrender Value of your Contract, the age and sex of the
                       Annuitant on the date of the first payment, and the number of years chosen for guaranteed payments. Your monthly payments will remain the same throughout the payment period.

                       PAYMENT PERIOD: You select 10 or 20 years as the guaranteed payment period. We make payments for as long as the Annuitant lives even if the Annuitant lives longer than the selected period. For example, if you select a 10-year guaranteed payment period and the Annuitant lives for 12 years, we make payments for 12 years.

                       SPECIAL RULE FOR QUALIFIED CONTRACT: Payment period may not extend beyond the life expectancy of the Annuitant or the joint life expectancies of the Annuitants.

                       OPTION TO REQUEST LUMP SUM PAYMENT: Not available after the first payment is made.

---------------------- ---------------------------------------------------------------------------------------------
OPTION 3               FIXED AMOUNT

                       MONTHLY PAYMENT AMOUNT: You select the amount, which must be at least $5 for each $1,000 of
                       Surrender Value. For example, if your Surrender Value is $60,000, the minimum monthly payment amount is $300 ($5 x $60). Your monthly payments will remain the same throughout the payment period.

                       PAYMENT PERIOD: Payments are made until the entire amount, including interest, is paid. All payments must be made in 30 years or less.

                       SPECIAL RULE FOR QUALIFIED CONTRACT: Payment period may not extend beyond the life expectancy of the Annuitant.

                       OPTION TO REQUEST LUMP SUM PAYMENT: Available at any time.
---------------------- ---------------------------------------------------------------------------------------------
OPTION 4               ONE LIFE

                       MONTHLY PAYMENT AMOUNT: Based on the Surrender Value of your Contract, the age and sex of the Annuitant on the date of the first payment. Your monthly payments will remain the same throughout the payment period.

                       PAYMENT PERIOD: We make payments for as long as the Annuitant lives. When the Annuitant dies, we stop making payments, even if we only made one payment.

                       SPECIAL RULE FOR QUALIFIED CONTRACT: Payment period may not extend beyond the life expectancy of the Annuitant.

                       OPTION TO REQUEST LUMP SUM PAYMENT: Not available after the first payment is made.
---------------------- ---------------------------------------------------------------------------------------------
OPTION 5               JOINT AND SURVIVOR

                       MONTHLY PAYMENT AMOUNT: Based on the Surrender Value of your Contract and the age and sex of the Annuitant and another designated person on the date of the first payment. Your monthly payments will remain the same throughout the payment period. You can choose to reduce your monthly payments to a pre-selected percentage, such as 75% of the original monthly amount, when the first person (the Annuitant or the other designated person) dies.

                       PAYMENT PERIOD: Based on the lifetimes of the Annuitant and another designated person;
                       payments continue as long as either person is living.

                       SPECIAL RULE FOR QUALIFIED CONTRACT: Payment period may not extend beyond the life expectancy of the Annuitant or the joint life expectancies of the Annuitants.

                       OPTION TO REQUEST LUMP SUM PAYMENT: Not available after the first payment is made.

---------------------- ---------------------------------------------------------------------------------------------

                            GUARANTEED DEATH BENEFIT

         If you die before the Income Date, we will pay a guaranteed death benefit. We do not deduct a surrender charge from the death benefit payment.

         You select one or more person(s) who will receive this death benefit. These people are called the beneficiaries. You can change your beneficiaries at any time by writing to us.

         To determine the death benefit amount, we must receive proof of your death and payment instructions for your beneficiary. The date we receive this information is called the Benefit Determination Date. If we do not receive payments instructions for your beneficiary within 60 days after we receive proof of your death, we may pay your beneficiary in one lump sum.

         Generally, payments to the beneficiary must be completed by December 31st of the fifth calendar year following your death. If the beneficiary is your spouse or another natural person, special rules apply.

         More information about selecting beneficiaries and our rules about beneficiary designations and payments to beneficiaries is included in your Contract.

DEATH BENEFIT OPTIONS

         The amount of the death benefit is based on the death benefit option you select. When you complete your application, you select one of the 3 death benefits options. Generally, you may not change your option after we have issued your Contract.

         Regardless of the death benefit option that you select, the amount of the death benefit will usually be the greatest of the following 3 amounts.

             - Your Contract Value on the Benefit Determination Date
             - The sum of all purchase payments minus any amounts withdrawn
             - The amount determined by the death benefit option you select

STANDARD DEATH BENEFIT

--------------------------------------------------------------------------------
     WHAT YOUR BENEFICIARY RECEIVES
--------------------------------------------------------------------------------

             - If you are 85 or younger when your Contract is issued, the death benefit amount will equal the greater of the following 2 amounts:

                 - Your Contract Value on the Benefit Determination Date
                 - The sum of all purchase payments minus any amounts withdrawn.

             - If you are 86 or older when your Contract is issued, the death benefit amount will equal your Contract Value on the Benefit Determination Date.

--------------------------------------------------------------------------------
     WHY SELECT THIS OPTION
--------------------------------------------------------------------------------

         This option guarantees that your beneficiary will receive at least your Contract Value on the Benefit Determination Date.

--------------------------------------------------------------------------------
     EXAMPLE
--------------------------------------------------------------------------------

         Your Contract Value is $50,000 on the Benefit Determination Date. The amount of your purchase payments less withdrawals is $15,000. Your beneficiary will receive $50,000.

ANNUAL STEP-UP DEATH BENEFIT

--------------------------------------------------------------------------------
         WHAT YOUR BENEFICIARY RECEIVES
--------------------------------------------------------------------------------

              The death benefit amount will equal the greatest of the following three amounts:

                 - Your Contract Value on the Benefit Determination Date
                 - The sum of all purchase payments minus any amounts withdrawn
                 - The greatest Adjusted Contract Value

         ADJUSTED CONTRACT VALUE

              We calculate an Adjusted Contract Value for each anniversary date of your Contract before your 80th birthday and for the first anniversary date after your 80th birthday.

              We calculate each Adjusted Contract Value as follows:

                 - We determine the Contract Value on an anniversary date.
                 - We increase this Contract Value by any purchase payments made after that anniversary date but before or on the Benefit Determination Date.
                 - We reduce this Contract Value by an amount for any partial withdrawals made after that anniversary date but before or on the Benefit Determination Date. The amount of the reduction is not the same as the amount of your partial withdrawal. The amount of the reduction is based on the percentage of your Contract Value that you withdrew.

                     - For example, if you withdrew $5,000 when your Contract
                       Value was $50,000, the amount of this reduction will equal 10% of the Contract Value on the Benefit Determination Date ($5,000 divided by $50,000). If the Contract Value on the Benefit Determination Date is $80,000, the amount of this reduction will be $8,000 (10% of $80,000).

--------------------------------------------------------------------------------
         WHY SELECT THIS OPTION
--------------------------------------------------------------------------------

              With this option, you have the opportunity to increase the death benefit amount through investment gains and to protect it from declines in investment value.

--------------------------------------------------------------------------------
         EXAMPLE OF DEATH BENEFIT
--------------------------------------------------------------------------------

              You purchase a Contract for $40,000 and do not make any additional purchase payments or any partial withdrawals. Your Contract Value was $50,000 on the first anniversary date of your Contract, $60,000 on the second anniversary date and $54,000 on the third anniversary date. You die before the fourth anniversary date. Your Contract Value on the Benefit Determination Date is $52,000. Your beneficiary will receive $60,000. This is the greatest Adjusted Contract Value. It is also greater than the sum of all purchase payments minus amounts withdrawn, and greater than your Contract Value on the Benefit Determination Date.

6% ACCUMULATING DEATH BENEFIT

--------------------------------------------------------------------------------
         WHAT YOUR BENEFICIARY RECEIVES
--------------------------------------------------------------------------------

              The death benefit amount will equal the greatest of the following three amounts:

                 - Your Contract Value on the Benefit Determination Date
                 - The sum of all purchase payments minus any amounts withdrawn
                 - The Accumulated Death Benefit Amount

         ACCUMULATED DEATH BENEFIT AMOUNT

              The initial Accumulated Death Benefit Amount is your initial purchase payment.

              We calculate the Accumulated Death Benefit Amount on each day that the New York Stock Exchange is open for business (a "Valuation Date") as follows:

                 - We determine the Accumulated Death Benefit Amount on the previous Valuation Date.
                 - We increase the Accumulated Death Benefit Amount by any
                   purchase payments you have made since the previous Valuation Date.
                 - We decrease the Accumulated Death Benefit Amount by any
                   partial withdrawals you have made since the previous Valuation Date.
                 - We calculate interest on the Accumulated Death Benefit Amount and increase the Accumulated Death Benefit Amount by the amount of interest.

                     - The interest rate is a weighted average rate based upon
                       the allocation of your Contract Value to the various
                       investment options on the previous Valuation Date.
                     - For amounts allocated to any investment option (other
                       than the Fixed Account, the Bond Sub-Account or the
                       Standby Income Sub-Account), the interest rate is 6% annually.
                     - For amounts invested in the Fixed Account, the Bond
                       Sub-Account or the Standby Income Sub-Account, the interest rate is generally based on the actual investment performance of the investment option. This interest rate may be less than 6% annually. It will never be more than 6% annually even if the investment performance of these options in that year is better than 6%.

                     - Interest and investment performance are calculated for
                       the period beginning at the close of business on the previous Valuation Date and ending at the close of business on the Valuation Date.

         MAXIMUM DEATH BENEFIT

               The Accumulated Death Benefit Amount continues to increase, but can never be greater than the Maximum Death Benefit.

                 - The initial Maximum Death Benefit is two times your initial purchase payment.
                 - We increase the Maximum Death Benefit by two times any
                   additional purchase payments.
                 - We reduce the Maximum Death Benefit for any partial
                   withdrawals.

                     - For partial withdrawals of earnings, we reduce the
                       Maximum Death Benefit by the amount of the withdrawal.
                     - For partial withdrawals of purchase payments, we reduce
                       the Maximum Death Benefit by an amount based on the
                       percentage of your Contract Value that you withdrew. When you make partial withdrawals, they generally come from purchase payments before earnings.

--------------------------------------------------------------------------------
         WHY SELECT THIS OPTION
--------------------------------------------------------------------------------

               This option is designed to protect the death benefit amount from inflation.

--------------------------------------------------------------------------------
         EXAMPLE OF DEATH BENEFIT
--------------------------------------------------------------------------------

              You make one initial purchase payment of $50,000. You allocate the entire payment to the Emerging Growth Sub-Account. You do not make any more payments or any partial withdrawals, and you do not transfer any amounts to the Fixed Account, the Bond Sub-Account or the Standby Income Sub-Account. The death benefit amount will increase 6% every year, but will never be more than $100,000.

DEATH OF OWNER

         If you are not the Annuitant and you die before the Annuitant and before annuity payments begin, we will pay the Surrender Value to the new owner. If you have a joint or contingent owner, this person will be the new owner. If you do not have a joint or contingent owner, your estate will be the new owner.

         Special rules apply if the new owner is your spouse. There are also rules about the length of time over which the Surrender Value can be paid to the new owner.

         More information about what happens when you die is included in your Contract.

DEATH OF ANNUITANT

         If the Annuitant dies before annuity payments begin and there is a contingent annuitant, the contingent annuitant will become the Annuitant. If the Annuitant dies before annuity payments begin and there is no contingent annuitant, you will become the Annuitant. You may select a new Annuitant within 60 days of the death of the Annuitant.

         Under certain circumstances, we consider the Annuitant to be the owner of the Contract. In this case, if the Annuitant dies before annuity payments begin and there is no contingent annuitant, we will pay the death benefit amount to your beneficiary.

         More information about what happens when the Annuitant dies is included in your Contract.

                          WSLAC AND SEPARATE ACCOUNT 1

WSLAC

         Western-Southern Life Assurance Company (WSLAC) is a stock life insurance company organized under the laws of the State of Ohio on December 1, 1980. It is a wholly-owned subsidiary of The Western and Southern Life Insurance Company, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888. Both companies issue insurance and annuity contracts and are located at 400 Broadway, Cincinnati, Ohio 45202.

         Investments allocated to the Fixed Account are held in WSLAC's general account along with WSLAC's other assets. The interests of the Fixed Account have not been registered under the Securities Act of 1933 and WSLAC's general account has not been registered as an investment company under the Investment Company Act of 1940. As a result, the staff of the SEC has not reviewed the information in this Prospectus about the Fixed Account.

SEPARATE ACCOUNT 1

         WSLAC established Separate Account 1 (SA1) under Ohio law on July 27, 1992. SA1 supports the Contracts and certain other variable annuity contracts that it issues. SA1 is registered with the SEC as a unit investment trust. We may operate SA1 as a management investment company or any other form permitted by law. We may also deregister SA1 if registration with the SEC is no longer required.

         SA1 is currently divided into 8 Sub-Accounts: Emerging Growth, International Equity, Income Opportunity, Value Plus, Growth & Income, Balanced, Bond and Standby Income. SA1 holds the investments allocated to the Sub-Accounts by the owners of the Contracts. It also holds assets for the benefit of owners of certain other variable annuity contracts that it issues. SA1 invests the assets of each Sub-Account in a Fund of the Touchstone Variable Series Trust
(TVST). The investment objective of a Sub-Account and the Fund in which it invests are identical.

         WSLAC owns SA1's assets but it separates SA1's assets from its general account assets and the assets of its other separate accounts. Liabilities from any other businesses conducted by WSLAC will not be charged to SA1's assets. We hold SA1's assets exclusively for the benefit of owners and beneficiaries of the Contracts and certain other variable annuity contracts issued by SA1. WSLAC is obligated to pay all benefits provided under the Contracts.

         The income, capital gains and capital losses of each Sub-Account are credited to or charged against the assets of that Sub-Account without regard to the income, capital gains or capital losses of any other Sub-Account or WSLAC.

                                SERVICE PROVIDERS

         Touchstone Advisors, Inc. is the investment advisor for each Fund. Subject to the review and approval of the Board of Trustees of Touchstone Variable Series Trust, it selects the Sub-Advisors and regularly reviews the investment strategies of each Sub-Advisor and the performance of each Fund. Its address is 311 Pike Street, Cincinnati, Ohio 45202.

         Investors Bank and Trust Company provides administrative and fund accounting services to TVST. Its address is 200 Clarendon Street, Boston, Massachusetts 02116.

         Touchstone Securities, Inc. is the distributor of the Contracts. Its principal business address is 311 Pike Street, Cincinnati, Ohio 45202. Touchstone Securities is a wholly-owned subsidiary of IFS Financial Services, Inc., a wholly-owned subsidiary of WSLAC.

         Touchstone Securities pays sales commissions to persons or entities that sell the Contracts. These persons are called dealers. Sales commissions may be calculated as a percentage of the purchase payments received for a Contract or a percentage of the Contact Value (sometimes called a trail commission). Sales commissions may also be based on a dealer's total sales and other performance factors (sometimes called production bonuses).

                                  VOTING RIGHTS

         Because each Sub-Account invests in a corresponding Fund of TVST, WSLAC is entitled to vote at any meeting of the Fund's shareholders. WSLAC, on behalf of SA1, votes the shares of a Fund that are held by a Sub-Account according to the instructions of the owners of Contracts who have invested in that Sub-Account.

         If you have money in a Sub-Account on the record date for a meeting of the shareholders of the corresponding Fund, we will ask you for voting instructions. Your voting instructions will apply to a specific number of Fund shares. We will calculate this number by determining the percentage of a Sub-Account that you own and applying this percentage to the total number of Fund shares that the Sub-Account owns.

         We will mail materials to you at least 14 days before the shareholder meeting so you can provide your voting instructions to us. If we do not receive voting instructions from you, we will still vote the shares for which you are entitled to provide instructions. We will vote these shares in the same proportion as the voting instructions received by Contract owners who provide instructions. If WSLAC itself is entitled to vote at the shareholder meeting, it will vote its shares in the same manner.

         We may not ask Contract owners for voting instructions if the applicable rules and regulations change and permit us to vote the shares of a Fund. We may also change the manner in which we calculate the number of shares for which you can provide voting instructions if the applicable rules and regulations change.

         We may disregard the voting instructions of Contract owners under certain circumstances and state insurance regulators may require us to disregard these instructions under certain circumstances. If we disregard the voting instructions we receive, we will include a summary of our actions in our next report to you.

                      OTHER INFORMATION ABOUT YOUR CONTRACT

CONFIRMATIONS AND STATEMENTS

         We will send you a confirmation of each purchase payment and other transactions, such as transfers and partial withdrawals. We will also send you a statement each year showing the value of your investment in the Sub-Accounts and Fixed Account.

         If you have invested money in a Sub-Account, you will also receive semi-annual reports for SA1. These semi-annual reports will include a list of portfolio securities held by the underlying Fund.

PROCESSING GUIDELINES

         We use certain guidelines to determine when we will process your Contract application and other instructions. These processing guidelines determine your Contract Date and the effective date of instructions that you send to us. The effective date depends upon the time of day we receive your application or your instructions, whether the New York Stock Exchange is open at that time and whether your applications and instructions are in good order.

         If we receive an incomplete application or incomplete instructions from you, we will contact you for more information. If we have not received all the application information that we need within 5 days of the day we received your application, we will return your initial purchase payment to you unless you tell us not to return it.

         If you are the sole owner of your Contract, you must sign your Contract application and other instructions. If you and another person are joint owners of your Contract, you and your joint owner must both sign your Contract application and other instructions.

SECURITY PROCEDURES

         We have established security procedures, such as recording telephone calls. In the future we may also require a personal identification number (PIN). We will not be liable for losses due to unauthorized or fraudulent telephone instructions if we follow reasonable security procedures and reasonably believe the instructions are genuine.

FINANCIAL STATEMENTS AND ADDITIONAL CONTRACT INFORMATION

         Financial statements of WSLAC and SA1 are included in the Statement of Additional Information along with additional information about the Contracts. The table of contents of the Statement of Additional Information is included below. For a free copy, call the Touchstone Variable Annuity Service Center at 1-800-669-2796 (press 2).

                         FEDERAL INCOME TAX INFORMATION

         The following discussion summarizes the impact of certain federal income tax laws on contributions to, earnings of and distributions from a Contract. It is based on our understanding of these laws as they are currently in effect and interpreted. It is not tax advice. YOU SHOULD CONSULT YOUR OWN TAX ADVISOR BEFORE YOU PURCHASE A CONTRACT. Because this is a summary, it does not contain all the information that may be important to you.

         The impact of federal income taxes on your investment in a Contract depends, among other things, on the following factors:

         -     WSLAC's tax status
         -     The tax status of the Contract
         -     Your tax status
         -     The tax status of your beneficiary
         - The tax status of the person you select to receive annuity payments

         Your investment may also be affected by changes that occur in the federal income tax laws and by other tax laws, such as state or local income tax laws, federal estate and gift tax laws and local estate and other similar laws. The effect of such other laws on your investment in a Contract are not discussed in this summary.

         The following discussion assumes "you" are the owner of a Contract.

I.       TAX STATUS OF WSLAC

         WSLAC is taxed as a life insurance company. Because the operations of the SA1 are part of WSLAC, WSLAC is responsible for any federal income taxes related to the income of the SA1 and its Sub-Accounts. You are responsible for all taxes related to your investment in a Contract.

II.      TAX STATUS OF THE CONTRACT

         We believe that your Contract will be treated as an "annuity contract" under the Internal Revenue Code (Code) and thus will provide the federal income tax consequences discussed in this summary. We do not, however, guarantee the tax status of any Contract. You bear the complete risk that your Contract may not be treated as an "annuity contract" under the Code. A more detailed discussion of various matters that might affect your Contract's status as an "annuity contract" is included in the Statement of Additional Information.

         If your Contract is not treated as an "annuity contract," the earnings allocable to your investment in the Contract will be included in your income for federal income tax purposes on a current basis, even if you have not yet received payments from the Contract.

         The discussions below entitled "Tax Treatment of Non-Qualified Contracts" and "Tax Treatment of Qualified Contracts" will apply only if your Contract is treated as an "annuity contract" under the Code.

III.     TAX TREATMENT OF NON-QUALIFIED CONTRACTS

         The information in this section of the Prospectus relates to Contracts that are not purchased in connection with a retirement plan or program which qualifies under Section 401, 403(b), 408, 408A or 457 of the Code. In this section of the Prospectus, these Contracts will be called "Non-Qualified Contracts."

         A Non-Qualified Contract is intended to be a tax-deferred investment. This means that, if the Contract qualifies as an "annuity contract" under the Code, you will not have to include in income for federal income tax purposes the investment earnings of your Non-Qualified Contract until you make a withdrawal from the Contract, surrender it or start receiving annuity payments from it. When you make a withdrawal from your Non-Qualified Contract, surrender it or receive an annuity payment from it, you will have to include in income for federal income tax purposes the portion of the payment that reflects investment earnings (but no other part of the payment).

         Different rules may apply to an owner of a Non-Qualified Contract that is not a natural person, such as a corporation or trust. If the owner of a Non-Qualified Contract is not a natural person, you should consult a tax advisor for more information about these rules.

         The following discussion in this section (III.A. through III.G.) explains how the general principles of tax-deferred investing apply to a Non-Qualified Contract when the owner of such Contract is a natural person. The discussion assumes at all times that your Non-Qualified Contract will be treated as an "annuity contract" under the Code.

A.       TAX TREATMENT OF PURCHASE PAYMENTS

         Generally, any purchase payments that you invest in your Non-Qualified Contract will not be deductible in determining your federal income tax.

B.       TAX TREATMENT OF WITHDRAWALS, SURRENDERS AND DISTRIBUTIONS

         You will generally have to include in income for federal income tax purposes the portion of any payment from your Non-Qualified Contract that exceeds the portion of the cost basis (or principal) of the Contract which is allocable to such payment. The cost basis of your Non-Qualified Contract is generally the sum of your purchase payments for the Contract. The difference between the cost basis and the value of your Non-Qualified Contract represents the increase in the value of the Contract. The taxable portion of a payment from your Non-Qualified Contract is generally taxed at your marginal income tax rate.

         1.       TAX TREATMENT OF PARTIAL WITHDRAWALS AND SURRENDERS

         PARTIAL WITHDRAWALS. A partial withdrawal refers to a withdrawal from your Non-Qualified Contract that is less than its total value and is not paid in the form of an annuity. Usually, a partial withdrawal of the value of your Non-Qualified Contract will be treated as coming first from earnings (which represent the increase in the value of the Contract). This portion of the withdrawal will be included in your income for federal income tax purposes.

         After the earnings portion is exhausted, the remainder of the partial withdrawal will be treated as coming from your principal in the Contract (generally the sum of the purchase payments). This portion of the withdrawal will not be included in your income for federal income tax purposes.

         If your Non-Qualified Contract contains investments made prior to August 14, 1982, a partial withdrawal from the Contract will be treated, to the extent it is allocable to such pre-August 14, 1982 investments, as coming first from principal and then, only after the principal portion is exhausted, from earnings.

         SURRENDERS. If you surrender your Non-Qualified Contract and receive a lump sum payment of its entire value, the portion of the payment that exceeds your then remaining cost basis in the Contract will be included in your income for federal income tax purposes. You will not include in income for federal income tax purposes the part of the payment that is equal to such cost basis.

         2.       TAX TREATMENT OF ANNUITY PAYMENTS

         If you receive annuity payments from your Non-Qualified Contract, a fixed portion of each payment is generally excludable from income for federal income tax purposes as a tax-free recovery of your cost basis in the Contract and the balance is included in income for such purposes.

         The portion of the payment that is excludable from income is determined under detailed rules provided in the Code (which in general terms determine such excludable amount by dividing your cost basis in the Contract at the time the annuity payments begin by the expected return under such Contract).

         If the annuity payments continue after your cost basis has been recovered, such additional payments will generally be included in full in income for federal income tax purposes.

C.       PENALTY TAX ON DISTRIBUTIONS

         Generally, a penalty equal to 10% of the amount of any payment that is includable in your income for federal income tax purposes will apply to any distribution you receive from a Non-Qualified Contract in addition to ordinary income tax.

         This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

         -     A distribution that is made on or after the date you reach age
               59 1/2
         -     A distribution that is made on or after your death
         -     A distribution that is made when you are totally disabled
         - A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the Contract
         - A part of a distribution that is attributable to your investment in the Contract prior to August 14, 1982
         - A distribution that is paid as an immediate annuity (within the meaning of Section 72(u)(4) of the Code)

D.       TAX TREATMENT OF ASSIGNMENTS

         An assignment or pledge by you of your Non-Qualified Contract may be treated as if it were a payment to you of all or part of the value of the Contract and therefore may be a taxable event. You should consult your own tax advisor before you assign or pledge your Non-Qualified Contract.

E.       REQUIRED DISTRIBUTIONS

         To qualify as an "annuity contract" under the Code, your Non-Qualified Contract must meet certain distributions requirements in the event you die.

         Generally, if you die before annuity payments begin, the amounts accumulated under your Non-Qualified Contract either must be distributed within 5 years of your death or must begin to be paid within one year of your death under a method that will pay the entire value of the Contract over the life (or life expectancy) of your beneficiary under the Contract.

         Special rules apply, however, if your beneficiary under the Contract is your surviving spouse. If your spouse is your beneficiary under the Contract, these rules involving required distributions in the event of death will be applied as if your surviving spouse had been the original owner of the Contract.

         If you die after annuity payments have begun, payments generally must continue at least as rapidly as under the method in effect at your death (unless such method provides that payments stop at your death).

F.       WITHHOLDING

         Payments received from your Non-Qualified Contract are generally subject to federal income tax withholding, unless you elect not to have taxes withheld and you notify us that you are making this election.

G.       MULTIPLE NON-QUALIFIED CONTRACTS

         All Non-Qualified Contracts that are issued to you within a calendar year period are generally treated as one Contract for purposes of determining the tax consequences of any distribution, and this may cause adverse or unanticipated tax consequences. As a result, you should consult a tax advisor before purchasing more than one Non-Qualified Contract in any calendar year period in order to discuss the effect of such multiple purchases.

IV.      TAX TREATMENT OF QUALIFIED CONTRACTS

         The information in this section of the Prospectus relates to Contracts that are purchased in connection with certain retirement plans. In this section of the Prospectus, these retirement plans will be called "Qualified Plans" and Contracts purchased in connection with Qualified Plans will be called "Qualified Contracts."

         A Qualified Contract is intended to be a tax-deferred investment. This means that, if the Qualified Contract and the Qualified Plan under which it was purchased meet certain applicable rules of the Code, you will not have to include in income for federal income tax purposes the investment earnings of your Qualified Contract until you make a withdrawal from the Contract, surrender it or start receiving annuity payments from it.

         When you make a withdrawal from your Qualified Contract, surrender it or receive an annuity payment from it, you will generally have to include in income for federal income tax purposes the entire amount of the payment (except to the extent it reflects your own "after-tax" contributions to the Contract or any other cost basis you may have under the Contract).

A.       TYPES OF QUALIFIED CONTRACTS

         The Qualified Contracts are designed to be suitable for use with the following types of Qualified Plans:

         - Traditional IRAs (individual retirement annuities under Section 408 of the Code)
         - Roth IRAs (individual retirement annuities under Section 408A of the Code)
         - Section 401 Plans (plans qualified under Section 401(a) of the Code, such as profit sharing plans, including so-called 401(k) plans and money purchase pension plans)
         - Section 403(b) Plans (tax-sheltered annuities under Section 403(b) of the Code)
         - Section 457 Deferred Compensation Plans (deferred compensation plans under Section 457 of the Code)
         - SEPs (Simplified Employee Pension Plans under Section 408(k) of the Code)
         -    Simple IRAs (Savings Incentive Match Plans for Employees under
              Section 408(p) of the Code)
         -    Texas ORP (State of Texas Optional Retirement Program plans)

         Because of the minimum purchase payment requirements, Qualified Contracts may not be appropriate for some retirement plans.

B.       LIMITATIONS IMPOSED BY THE CODE OR THE QUALIFIED PLAN

         In most cases, the Code places limitations and restrictions on how a Qualified Plan can be designed and operated. These limitations and restrictions relate to various issues, including:

         -        Amounts of allowable contributions
         -        Form, manner and timing of distributions
         -        Vesting and nonforfeitability of interests
         - Nondiscrimination in eligibility, participation, contributions and benefits
         -        Tax treatment of distributions, withdrawals and surrenders
         - Withdrawal from the plan, such as while the plan participant is still employed by the employer of the plan
         -        Receipt and taxation of loans

         A Qualified Contract that is issued under or in connection with a Qualified Plan is subject to the terms and conditions of the Qualified Plan. If the information in the Qualified Plan documents differs from the information in the Qualified Contract, you should rely on the information in the Qualified Plan.

C.       TAX CONSEQUENCES OF PARTICIPATING IN A QUALIFIED PLAN

         The tax consequences of participating in a Qualified Plan vary with the type of plan and the terms and conditions of the plan. Various penalty and excise taxes may apply to contributions to or distributions from a Qualified Contract if the contributions or distributions violate the limitations of the Qualified Plan or the Code. Certain restrictions and penalties may apply to withdrawals and surrenders from a Qualified Contract.

         THE TAX RULES REGARDING QUALIFIED PLANS ARE COMPLEX, CHANGE FREQUENTLY AND WILL HAVE DIFFERENT APPLICATIONS DEPENDING ON INDIVIDUAL FACTS AND CIRCUMSTANCES. YOU SHOULD CONSULT YOUR OWN TAX ADVISORS BEFORE YOU PURCHASE A QUALIFIED CONTRACT.

         TRADITIONAL AND ROTH IRAS. To help you understand the tax consequences of purchasing a Qualified Contract in connection with a Traditional IRA or a Roth IRA, we will provide you with an IRA Disclosure Statement.

         SECTION 401 PLANS AND SECTION 403(b) PLANS. To help you understand the tax consequences of purchasing a Qualified Contract in connection with a Section 401 Plan or a Section 403(b) Plan, we have included a supplement in this Prospectus as to such Plans. The supplement summarizes certain federal income tax laws and is based on our understanding of these laws. Because the supplement is a summary, it does not contain all the information that may be important to you. The supplement is for general informational purposes only.

         TEXAS OPTIONAL RETIREMENT PROGRAM. To help you understand the tax consequences of purchasing a Qualified Contract in connection with the Texas Optional Retirement Program, we have included a supplement in this Prospectus as to this Program. The supplement summarizes certain state and federal income tax laws and is based on our understanding of these laws. Because the supplement is a summary, it does not contain all the information that may be important to you. The supplement is for general informational purposes only.

         OTHER QUALIFIED PLANS. You should contact your own tax advisor for more information about the tax consequences of investing in a Qualified Contract in connection with a Section 457 Deferred Compensation Plan, a SEP or a Simple IRA.

                                  SUPPLEMENT A

                         FEDERAL INCOME TAX INFORMATION
                   SECTION 401 PLANS AND SECTION 403(B) PLANS

         Section 401(a) of the Code permits sole proprietorships, partnerships, corporations and certain other organizations operating businesses to establish various types of Qualified Plans (called Section 401 Plans in this Supplement) for their employees (and, if applicable, those self-employed persons working in the businesses). A Qualified Contract may be purchased to provide benefits to a participant in a Section 401 Plan.

         Section 403(b) of the Code permits public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code to purchase Qualified Contracts as "tax-sheltered annuities" (called Section 403(b) Plans in this Supplement) for their employees.

         The Code places limitations and restrictions on all Section 401 and
Section 403(b) Plans, but the specific rules set forth in the applicable plan will also affect how the plan works. Because the provisions of Section 401 Plans and Section 403(b) Plans vary from plan to plan, you should contact your plan administrator for additional information. If the information in the Qualified Plan documents differs from the information in the Qualified Contract or in this Supplement, you should rely on the information in the Qualified Plan documents.

         This discussion explains certain federal income tax rules applicable to a Qualified Contract purchased in connection with a Section 401 Plan or a
Section 403(b) Plan. This discussion assumes at all times that the Contract qualifies as an "annuity contract" and a "Qualified Contract," and that the plan to which it relates qualifies as a "Qualified Plan" under the Code.

A.       TAX TREATMENT OF CONTRIBUTIONS

         Other than "after-tax" contributions made by you to a Section 401 Plan, contributions to a Section 401 Plan or a Section 403(b) Plan generally are NOT included in your income for federal income tax purposes until the contributions are distributed from the plan, provided such contributions are not in excess of any benefit, contribution or nondiscrimination limits that apply to the plan.

B.       TAX TREATMENT OF DISTRIBUTIONS

         Any distributions from Qualified Contracts purchased in connection with
Section 401 Plans or Section 403(b) Plans generally are included in income for federal income tax purposes as ordinary income, except to the extent the distributions are allocable to your after-tax contributions.

         SPECIAL TAX TREATMENT FOR LUMP SUM DISTRIBUTIONS FROM A SECTION 401 PLAN. If you receive (or your beneficiary receives) an amount from a Qualified Contract as part of a distribution from a Section 401 Plan and the distribution qualifies as a lump sum distribution under the Code, the portion of the distribution that is included in income may be eligible for special tax treatment. The plan administrator should provide you with information about the tax treatment of a lump sum distribution at the time you receive such a distribution.

         SPECIAL RULES FOR DISTRIBUTIONS THAT ARE ROLLED OVER. In addition, special rules apply to a distribution from a Qualified Contract that relates to a Section 401 Plan or a Section 403(b) Plan if such distribution is properly rolled over in accordance with the provisions of the Code. These provisions contain various requirements, including the requirement that the rollover be made directly from the distributing plan or within 60 days of receipt:

         - to a Traditional IRA or to an individual retirement account under Section 408 of the Code,
         - to another Section 401 Plan or a certain kind of annuity plan under Section 403(a) of the Code (if the distribution is from a Section 401 Plan) or
         - to a Section 403(b) Plan (if the distribution is from a Section 403(b) Plan).

         These special rules only apply to distributions that qualify as "eligible rollover distributions" under the Code. In general, a distribution from a Section 401 Plan or Section 403(b) Plan will be an eligible rollover distribution EXCEPT to the extent:

         - it represents the return of your "after-tax" contributions or is not otherwise includable in income,
         - it is part of a series of payments made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your beneficiary under the plan or for a period of less than ten years,
         - it is a required minimum distribution under Section 401(a)(9) of the Code as described below, or
         -        it is made from a Section 401 Plan by reason of a hardship.

         Required minimum distributions under Section 401(a)(9) include the following required payments:

         - Required payments for the calendar year in which you reach age 70 1/2 or any later calendar year
         - If the plan is a Section 401 Plan that is not maintained by certain governmental or church-sponsored organizations and if you are not treated under the Code as owning 5% or more of the employer of the applicable plan, required payments for the later of the calendar year in which you reach age 70 1/2 or the calendar year you terminate employment with the employer or for any later calendar year.

         The administrator of the applicable Section 401 Plan or Section 403(b) Plan should provide additional information about these rollover tax rules when a distribution is made.

         DISTRIBUTIONS IN THE FORM OF ANNUITY PAYMENTS. If any distribution is made from a Qualified Contract that relates to a Section 401 Plan or Section 403(b) Plan and is made in the form of annuity payments (and is not eligible for rollover or is not in any event rolled over), a fixed portion of each payment is generally excludable from income for federal income tax purposes to the extent it is treated as allocable to your "after-tax" contributions to the Contract (and any other cost basis you have in the Contract). To the extent the payment exceeds such portion, it is includable in income for federal income tax purposes.

         The portion of the annuity payment that is excludable from income is determined under detailed rules provided in the Code. In very general terms, these detailed rules determine such excludable amount by dividing your "after-tax" contributions and other cost basis in the Contract that remain in the plan at the time the annuity payments begin by the anticipated number of payments to be made under the Contract. If the annuity payments continue after the number of anticipated payments has been made, such additional payments will generally be included in full in income for federal income tax purposes.

         WITHHOLDING. If any part of a distribution from a Qualified Contract that relates to a Section 401 Plan or a Section 403(b) Plan is eligible for rollover, but is not directly rolled over to a Traditional IRA or another eligible employer plan or account pursuant to your election, it is generally subject to federal income tax withholding at a rate of 20%.

         Any taxable part of a distribution from such Contract that is not eligible for a direct rollover is subject to different withholding rules that are described in the Code. You can elect completely out of withholding as to such part.

C.       PENALTY TAX ON WITHDRAWALS

         Generally, there is a penalty tax equal to 10% of the portion of any payment from a Qualified Contract issued in connection with a Section 401 Plan or a Section 403(b) Plan that is included in your income for federal income tax purposes.

         This 10% penalty will not apply if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

         -        A distribution that is made on or after the date you reach age
                  59 1/2
         - A distribution that is properly rolled over to a Traditional IRA or to another eligible employer plan or account
         -        A distribution that is made on or after your death
         - A distribution that is made when you are totally disabled (as defined in Section 72(m) of the Code
         - A distribution that is made as part of a series of substantially equal periodic payments which begin after you separate from service with the employer of the applicable plan and are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the Qualified Contract
         - A distribution that is made to you by reason of your separation from service with the employer of the applicable plan during or after the calendar year in which you reach age 55
         - A distribution that is made to you to the extent it does not exceed the amount allowable to you as a deduction for medical care under Section 213 of the Code (determined without regard to whether or not you itemize deductions)
         - A distribution that is made to an alternate payee of yours pursuant to a qualified domestic relations order (that meets the conditions of Section 414(p) of the Code)

D.       REQUIRED DISTRIBUTIONS

         Distributions from a Qualified Contract issued in connection with a
Section 401 Plan or a Section 403(b) Plan must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below.

         - Required distributions generally must start by April 1 of the calendar year following the calendar year in which you reach age 70 1/2.
         - If a Section 401 Plan is involved (except for a Section 401 Plan maintained by certain governmental or church-sponsored organizations) and you are not considered a 5% or more owner of the employer of the plan under the rules of the Code, the required distributions generally do not have to start until April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or the calendar year in which you terminate employment with the employer.
         - When distributions are required under the Code, a certain minimum amount, determined under the Code and regulations issued thereunder, must be made each year.

         In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of your death. The applicable plan documents will contain such rules.

E.       SPECIAL PROVISIONS

         LOANS. Qualified Contracts used for Section 403(b) Plans generally allow you to borrow money from such Contracts. In addition, certain Section 401 Plans may allow you to borrow money from a Qualified Contract that is used for such plans.

         In order to meet the rules of the Code so that such loans are not considered taxable distributions when made, such loans must generally meet the rules listed below.

         -        The amount of each loan must generally be at least $1,000.
         - The maximum time for repaying a loan for any other purpose is 5 years.
         - The interest rate on each loan must be comparable to the rate charged by commercial lenders for similar loans.
         - The loan must be repaid in substantially equal payments made at least quarterly.
         - Generally, you cannot surrender or annuitize the Contract while a loan is outstanding.
         - There may also be restrictions on the maximum time for repaying the loan.

         A Section 403(b) Plan or a Section 401 Plan may contain additional or different rules on loans from a Qualified Contract. The administrator of the applicable Section 403(b) Plan or Section 401 Plan should be able to provide information about these rules.

         WITHDRAWAL LIMITATIONS. The Code limits the withdrawal of amounts from a Qualified Contract used for a Section 401 Plan or Section 403(b) Plan to the extent it is attributable to contributions made pursuant to a salary reduction agreement or other cash or deferred arrangement. This limit applies in a Qualified Contract used for a Section 403(b) Plan only to the extent the withdrawal is attributable to contributions made after December 31, 1988.

         If such withdrawal limitations apply, withdrawals of such amounts generally can be made only when you reach age 59 1/2, when you separate from service with the employer of the plan, when you become totally disabled or in the case of your hardship. Withdrawals for hardship do not include earnings allocated for you under the plan after 1988.

         You should consult your own tax advisor about the tax consequences of and rules for a loan or a withdrawal from a Section 401 Plan or Section 403(b) Plan.

                                   SUPPLEMENT B

                   STATE OF TEXAS OPTIONAL RETIREMENT PROGRAM

         The Contract is eligible for the State of Texas Optional Retirement Program (ORP). Plans established under the Texas ORP will be referred to as "Texas ORP Plans" in this Supplement. Contracts purchased in connection with Texas ORP Plans will be referred to as "ORP Contracts" in this Supplement.

A. ORP CONTRACTS

         ELIGIBLE PARTICIPANTS. An ORP Contract may be purchased to provide benefits to a participant in a Texas ORP Plan. Employees of Texas "state supported institutions of higher education" may direct contributions and transfers to an ORP Contract. "State supported institutions of higher education" are defined in Section 51.351 of Subchapter G of Title 3 of the Higher Education Code of the State of Texas.

         EMPLOYER PREMIUMS. Employer premiums are purchase payments applied to the ORP Contract that are attributable to employer contributions other than contributions made through a salary reduction agreement. Employer premiums are subject to vesting under the rules governing Texas ORP Plans.

         LOANS. Participants in a Texas ORP Plan are not allowed to borrow money from an ORP Contract.

          DISTRIBUTIONS. Distributions from an ORP Contract are considered to have begun if:

          - Distributions are made on account of your reaching your required beginning date

          - Before the required beginning date, irrevocable distributions commence over a period permitted and in an annuity form acceptable under Section 1.401(a)(9) of the Regulations.

          Distribution of funds from an ORP Contract may only be made upon the occurrence of a "distributable event". Title 8, Chapter 830.105 of the Texas Government Code defines "distributable event" as death, retirement, termination of employment in all public, institutions of higher education in Texas, or attainment of age 70 1/2.

          SPECIFIC PLAN RULES. The Internal Revenue Code and Texas laws place limitations and restrictions on Texas ORP Plans, but the specific rules set forth in the applicable plan will also affect how the plan works. Because the provisions of Texas ORP Plans vary from plan to plan, you should contact your plan administrator for additional information. If the information in the Texas ORP Plan documents differs from the information in the ORP Contract or in this Supplement, you should rely on the information in the Texas ORP Plan documents.

B.  FEDERAL INCOME TAX INFORMATION

         This discussion explains certain federal income tax rules applicable to an ORP Contract. This discussion assumes at all times that the Contract qualifies as an "annuity contract" under the Code, the Contract qualifies as an "ORP Contract" under Texas law and the plan to which it relates qualifies as a "Texas ORP Plan" under Texas law.

          The specific rules related to ORP Contracts and Texas ORP Plans discussed in Section A above, such as the rules on when distributions may be made from an ORP Contract, are applicable in addition to the federal income tax rules discussed in this Section B.

         1. TAX TREATMENT OF CONTRIBUTIONS

         Contributions to a Texas ORP Plan generally are NOT included in your income for federal income tax purposes until the contributions are distributed from the plan, provided such contributions are not in excess of any benefit, contribution or nondiscrimination limits that apply to the plan.

         2. TAX TREATMENT OF DISTRIBUTIONS

         Any distributions from a Texas ORP Plan generally are included in income for federal income tax purposes as ordinary income, except to the extent the distributions are allocable to your after-tax contributions.

         In addition, special rules apply to a distribution from an ORP Contract if such distribution is properly rolled over in accordance with the provisions of the Code. The administrator of the applicable Texas ORP Plan should provide additional information about these rollover tax rules when a distribution is made.

         3. PENALTY TAX ON WITHDRAWALS

         Generally, there is a penalty tax equal to 10% of the portion of any payment from an ORP Contract that is included in your income for federal income tax purposes.

         This 10% penalty will not apply if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

         -        A distribution that is made on or after the date you reach age
                  59 1/2
         - A distribution that is properly rolled over to a Traditional IRA or to another eligible employer plan or account
         -        A distribution that is made on or after your death
         - A distribution that is made when you are totally disabled (as defined in Section 72(m) of the Code
         - A distribution that is made as part of a series of substantially equal periodic payments which begin after you separate from service with the employer of the applicable plan and are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the Qualified Contract
         - A distribution that is made to you by reason of your separation from service with the employer of the applicable plan during or after the calendar year in which you reach age 55
         - A distribution that is made to you to the extent it does not exceed the amount allowable to you as a deduction for medical care under Section 213 of the Code (determined without regard to whether or not you itemize deductions)
         - A distribution that is made to an alternate payee of yours pursuant to a qualified domestic relations order (that meets the conditions of Section 414(p) of the Code)

         4. REQUIRED DISTRIBUTIONS UNDER THE CODE

         Distributions from an ORP Contract must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below.

         - Required distributions generally must start by April 1 of the calendar year following the calendar year in which you reach age 70 1/2.
         - If you do not terminate your employment until after age 70 1/2, the required distributions generally do not have to start until April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or the calendar year in which you terminate employment with the employer.
         - When distributions are required under the Code, a certain minimum amount, determined under the Code and regulations issued thereunder, must be made each year.

         In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of your death. The applicable plan documents will contain such rules.

         5. WITHDRAWAL LIMITATIONS UNDER THE CODE

          The Code limits the withdrawal of amounts from an ORP Contract to the extent it is attributable to contributions made pursuant to a salary reduction agreement or other cash or deferred arrangement. If such withdrawal limitations apply, withdrawals of such amounts generally can be made only when you reach age 59 1/2, when you separate from service with the employer of the plan, when you become totally disabled or in the case of your hardship. Withdrawals for hardship do not include earnings allocated for you under a Texas ORP Plan after 1988.

         You should consult your own tax advisor about the tax consequences of and rules for a withdrawal from a Texas ORP Plan.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                                                               PAGE
General...........................................................................................................
Safekeeping of Assets.............................................................................................
Distribution of the Contracts.....................................................................................
Sub-Account Performance...........................................................................................
Sub-Accounts Accumulation Unit Value..............................................................................
Fixed Account Value...............................................................................................
Fixed Annuity Income Payments.....................................................................................
Other Contract Provisions.........................................................................................
         Misstatement of Age or Sex...............................................................................
         Assignment...............................................................................................
         Loans....................................................................................................
         No Dividends.............................................................................................
Qualification as "Annuity Contract"...............................................................................
Independent Accountants...........................................................................................
Financial Statement...............................................................................................

                                   BACK COVER

This booklet contains the Touchstone Select Variable Annuity Prospectus and the current prospectus for Touchstone Variable Series Trust. You should rely only on the information contained in the Contract, this Prospectus, the Statement of Additional Information or our approved sales literature.

No one is authorized to give any information or make any representation other than those contained in the Contract, this Prospectus, the Statement of Additional Information or our approved sales literature.

                     WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
                               SEPARATE ACCOUNT 1


                       FLEXIBLE PURCHASE PAYMENT DEFERRED
                           VARIABLE ANNUITY CONTRACTS


                          ----------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                 January 4, 1999

                          ----------------------------


         This Statement of Additional Information is not a prospectus, but contains information in addition to that set forth in the current prospectus dated January 4, 1999 (the "Prospectus") for certain variable annuity contracts ("Contracts") offered by Western-Southern Life Assurance Company ("WSLAC") through its Separate Account 1 ("SA1"), and should be read in conjunction with the Prospectus. Unless otherwise noted, the terms used in this Statement of Additional Information have the same meanings as those set forth in the Prospectus.

         A copy of the Prospectus may be obtained by calling the Touchstone Variable Annuity Service Center at 1-800-669-2796 (press 2) or by written request to WSLAC at P.O. Box 2850, Cincinnati, Ohio 45201-2850.



FORM 7135-9705

                                TABLE OF CONTENTS
                                       OF
                       STATEMENT OF ADDITIONAL INFORMATION

                                                                                                               PAGE
                                                                                                               ----

GENERAL...........................................................................................................

SAFEKEEPING OF ASSETS.............................................................................................

DISTRIBUTION OF THE CONTRACTS.....................................................................................

SUB-ACCOUNT PERFORMANCE...........................................................................................

SUB-ACCOUNTS ACCUMULATION UNIT VALUE..............................................................................

FIXED ACCOUNT VALUE...............................................................................................

FIXED ANNUITY INCOME PAYMENTS.....................................................................................

OTHER CONTRACT PROVISIONS.........................................................................................

         Misstatement of Age or Sex...............................................................................
         Assignment...............................................................................................
         Loans....................................................................................................
         No Dividends.............................................................................................

QUALIFICATION AS AN "ANNUITY CONTRACT"............................................................................
         Diversification..........................................................................................
         Excessive Control........................................................................................
         Required Distributions...................................................................................

INDEPENDENT ACCOUNTANTS...........................................................................................

FINANCIAL STATEMENTS..............................................................................................

GENERAL

         Except as otherwise indicated herein, all capitalized terms shall have the meanings assigned to them in the Prospectus.

         WSLAC is subject to regulation by the Ohio Department of Insurance, which periodically examines its financial condition and operations. WSLAC also is subject to the insurance laws and regulations of all jurisdictions in which it offers Contracts. Copies of the Contract have been filed with, and, where required, approved by insurance regulators in those jurisdictions. WSLAC must submit annual statements of its operations, including financial statements, to such state insurance regulators so that they may determine solvency and compliance with applicable state insurance laws and regulations.

         WSLAC and SA1 have filed a Registration Statement regarding the Contracts with the Securities and Exchange Commission under the Investment Company Act of 1940 and the Securities Act of 1933. The Prospectus and this Statement of Additional Information do not contain all of the information in the Registration Statement.

SAFEKEEPING OF ASSETS

         The assets of SA1 are held by WSLAC, separate from WSLAC's general account assets and any other separate accounts that WSLAC has or will establish. WSLAC maintains records of all purchases and redemptions of the interests in the Funds held by the Sub-Accounts. WSLAC maintains fidelity bond coverage for the acts of its officers and employees.

DISTRIBUTION OF THE CONTRACTS

         As disclosed in the Prospectus, the Contracts are distributed through Touchstone Securities, Inc. (the "Distributor"), which is a wholly-owned subsidiary of IFS Financial Services, Inc. ("IFS"). IFS is a wholly-owned subsidiary of WSLAC. The Distributor is a member of the National Association of Securities Dealers, Inc. The offering of the Contracts is continuous, and WSLAC does not anticipate discontinuing offering the Contracts, although it reserves the right to do so.

         Sales commissions attributable to the Contracts and paid by WSLAC to the Distributor and amounts retained by the Distributor are shown below for the periods indicated.

                                                                              Amounts Retained by
Period                                         Sales Commissions Paid         Distributor
---------------------------------------------- ------------------------------ -----------------------------
For the period from February 23, 1995 to                $159,807                       $26,967
December 31, 1995
For the year ended December 31, 1996                    $1,902,186                     $305,688
For the year ended December 31, 1997                    $7,686,342                     $790,452

SUB-ACCOUNT PERFORMANCE

         The performance of the Sub-Accounts may be quoted or advertised by WSLAC in various ways. All performance information supplied by WSLAC in advertising is based upon historical results of the Sub-Accounts and is not intended to indicate future performance of either one. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration. The value of an Accumulation Unit and total returns fluctuate in response to market conditions, interest rates and other factors.

         Average annual total returns are calculated by determining the average annual compounded rates of return over one, five and ten year periods (or since commencement of operations) that would equate an initial hypothetical investment to the ending redeemable value according to the following formula:

         P (1 + T)n = ERV where:

                P      =     a hypothetical initial purchase payment of $1,000
                T      =     average annual total return
                n      =     number of years and/or portion of a year
                ERV    =     ending redeemable value of a hypothetical
                             initial purchase payment of $1,000 at the end of the applicable period

         While average annual total returns are convenient means of comparing investment alternatives, investors should realize that any Sub-Account's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of any Sub-Account.

         Average annual total return is calculated as required by applicable regulations. In addition to average annual total returns, a Sub-Account may quote cumulative total returns reflecting the simple change in value of any investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount.

         "Total return" or "average annual total return" quoted in advertising reflects all aspects of a Sub-Account's return, including the effect of reinvestment by the Sub-Account of income and capital gain distributions and any change in the Sub-Account's value over the applicable period. Such quotations reflect administrative charges and risk charges. Since the Contract is intended as a long-term investment, total return calculations will assume that no partial withdrawals from the hypothetical Contract occurred during the applicable period, but that a Surrender Charge would be incurred upon the hypothetical withdrawal at the end of the applicable period.

         Any total return quotation provided for a Sub-Account should not be considered as representative of the performance of the Sub-Account in the future, since the net asset value will vary based not only on the type, quality and maturities of the securities held in the underlying fund in which the Sub-Account invests, but also on changes in the current value of such securities and on changes in the expenses of the Sub-Account and the underlying fund. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a Sub-Account to total returns published for other investment companies or other investment vehicles.

         WSLAC may advertise examples of the effects of dollar cost averaging, whereby a Contract Owner periodically invests a fixed dollar amount in a Sub-Account, thereby purchasing fewer Accumulation Units when prices are high and more Accumulation Units when prices are low. While such a strategy does not assure a profit nor guard against a loss in a declining market, the Contract owner's average cost per Accumulation Unit can be lower than if fixed numbers of Accumulation Units had been purchased at the same intervals. In evaluating dollar cost averaging, owners should consider their ability to continue purchasing Accumulation Units during periods of low price levels.

         Performance information for any Sub-Account may be compared, in reports to Contract owners and in advertising, to stock indices, other variable annuity separate accounts or other products tracked by Lipper Analytical Services, or other widely used independent research firms, which rank variable annuities and investment companies by overall performance, investment objectives and assets. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

SUB-ACCOUNTS ACCUMULATION UNIT VALUE

         In this discussion, the term Valuation Period means the period of time beginning at the close of trading on the New York Stock Exchange (NYSE) on one Valuation Date, as defined below, and ending at the close of trading on the NYSE on the next succeeding Valuation Date. A Valuation Date is each day valuation of the Sub-Accounts is required by law including every day that NYSE is open.

         The value of an Accumulation Unit at the close of any Valuation Period is determined for each Sub-Account by multiplying the Accumulation Unit Value of the Sub-Account at the close of the immediately preceding Valuation Period by the "Net Investment Factor" (described below). Depending upon investment performance of the underlying fund in which the Sub-Account is invested, the Accumulation Unit Value may increase or decrease.

         The Net Investment Factor for each Sub-Account for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

         (a) equals:       (1) the net asset value per share of the underlying
                           fund at the end of the current Valuation Period, plus

                           (2) the per share amount of any dividend or capital gain distribution made by the underlying fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

                           (3) a per share charge or credit for any taxes reserved, which are determined by WSLAC to have resulted from the investment operations of the Sub-Account during the current Valuation Period;

         (b) is the net asset value per share of the underlying fund determined at the end of the immediately preceding Valuation Period; and

         (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for the daily portion of the annual mortality and expense risk charge and the annual contract administration charge.

FIXED ACCOUNT VALUE

         Fixed Account Value is calculated on a daily basis by the following formula:

         PP + XFT + I - XFF - WD = FAV where

               PP   =   the sum of all Purchase Payments allocated to the Fixed
                        Account
               XFT  =   any amounts transferred to the Fixed Account from a
                        Sub-Account
               I    =   interest credited by WSLAC to the Fixed Account
               XFF  =   any amounts transferred from the Fixed Account to a
                        Sub-Account
               WD   =   any amounts withdrawn for charges or deductions, or in
                        connection with any surrenders or partial withdrawals

FIXED ANNUITY INCOME PAYMENTS

         The Contracts provide only for fixed annuity payment options. The amount of such payments is calculated by applying the Surrender Value at annuitization, less any applicable premium tax, to the income payment rates for the income payment option selected. Annuity payments will be the larger of:

             - the income based on the rates shown in the Contract's Annuity
               Tables for the income payment option chosen; and
             - the income calculated by applying the proceeds as a single premium at WSLAC's current rates in effect on the date of the first annuity payment for the same option.

         Annuity payments under any of the income payment options will not vary in dollar amount and will not be affected by the future investment performance of the Variable Account.

OTHER CONTRACT PROVISIONS

         Misstatement of Age or Sex. If the age or sex of the Annuitant is misstated to WSLAC, WSLAC will change any benefits under the Contract to those which the proceeds would have purchased had the correct age and sex been stated. If the misstatement is not discovered until after annuity payments have started, any overpayments will be charged, with compound interest, against subsequent payments. Any amount WSLAC owes as the result of underpayments will be paid, with compound interest, in a lump sum.

         Assignment. An owner may assign a Non-Qualified Contract in writing, but may not assign a Qualified Contract except as may be allowed under applicable law and the documents governing the plan. WSLAC will not be bound by any assignment until written notice of the assignment is received and recorded at the Touchstone Variable Annuity Service Center. The rights of the owner and any beneficiary will be affected by an assignment, and WSLAC disclaims any responsibility for the validity or tax consequences of any assignment.

         Loans. Loans may be permitted under Qualified Contracts purchased in connection with a plan established under Section 403(b), if the plan documents permit such loans. Loans are not permitted under any other type of Contract.

         No Dividends. The Contracts are "non-participating." That means that they do not provide for dividends. Investment results under the Contracts are reflected in benefits.

QUALIFICATION AS AN "ANNUITY CONTRACT"

         For the Contract to be treated as an "annuity contract" under the Code, the Contract must meet certain requirements under the Code. The following sections discuss various matters that might affect the Contract's status an "annuity contract."

         DIVERSIFICATION

         Section 817(h) of the Code imposes certain diversification standards on the underlying assets of all variable annuity contracts. The Code generally provides that a variable contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department, adequately diversified. The Code contains a safe harbor provision which provides that variable contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, (1) the underlying assets meet the diversification standards prescribed elsewhere in the Code for an entity to be classified as a regulated investment company and (2) no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

         In March 1989, the Treasury Department issued regulations that established diversification requirements for the investment portfolios such as the Funds underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described in
Section 817(h) of the Code. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the investment portfolio is represented by any one investment;
(2) no more than 70% of the value of the total assets of the investment portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the investment portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the investment portfolio is represented by any four investments.

         The Sub-Accounts, through each of the Funds, intends to comply with the diversification requirements of the Code and the regulations. The Advisor has agreed to manage the Funds so as to comply with such requirements.

         EXCESSIVE CONTROL

         The Treasury Department has from time to time suggested that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investments underlying the contract (i.e., the owner is able to transfer values among Sub-Accounts with only limited restrictions). If a variable contract is not treated as an annuity contract, the owner of such contract would be considered the owner of the assets of a separate account, and income and gains from that account would be included each year in the owner's gross income. No such guidelines have been issued to date.

         The issuance of such guidelines, or regulations or rulings dealing with excessive control issues, might require the Company to impose limitations on an owner's right to transfer all or part of the Contract Value among the Sub-Accounts and the Fixed Account or to make other changes in the Contract as necessary to attempt to prevent an owner from being considered the owner of any assets of a Sub-Account. The Company therefore reserves the right to make such changes. It is not known whether any such guidelines, regulations or rulings, if adopted, would have retroactive effect.

         REQUIRED DISTRIBUTIONS

         Additionally, in order to qualify as an annuity contract under the Code, a Non-Qualified Contract must meet certain requirements regarding distributions in the event of the death of the owner. In general, if the owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to provisions of the Code. Upon the death of an owner prior to commencement of annuity payments, (1) the amounts accumulated under a Contract must be distributed within five years, or (2) if distributions to a designated beneficiary within the meaning of Section 72 of the Code begin within one year of the owner's death, distributions are permitted over a period not extending beyond the life (or life expectancy) of the designated beneficiary.

         The above rules are modified if the designated beneficiary is the surviving spouse. The surviving spouse is not required to take distributions from the Contract under the above rules as a beneficiary and may continue the Contract and take distributions under the above rules as if the surviving spouse were the original owner. If distributions have begun prior to the death of the owner, such distributions must continue at least as rapidly as under the method in effect at the date of the owner's death (unless the method in effect provides that payments cease at the death of the owner).

         For Qualified Contracts issued in connection with tax-qualified plans and traditional individual retirement annuities, the plan documents and rules will determine mandatory distribution rules. However, under the Code, distributions from Contracts issued under Qualified Plans (other than traditional and Roth individual retirement annuities and certain governmental or church-sponsored Qualified Plans) for employees who are not 5% owners of the sponsoring employer generally must commence no later than April 1 of the calendar year following the calendar year in which the employee terminates employment or reaches age 70 1/2, whichever is later. Such distributions must be made over a period that does not exceed the life expectancy of the employee or the joint and last survivor life expectancy of the employee and a designated beneficiary. Distributions from Contracts issued under traditional individual retirement annuities (but not Roth IRAs) or to 5% owners of the sponsoring employer from Contracts issued under Qualified Plans (other than certain governmental or church-sponsored Qualified Plans) must commence by April 1 of the calendar year after the calendar year in which the individuals reach age 70 1/2 even if they have not terminated employment. A penalty tax of 50% may be imposed on any amount by which the required minimum distribution in any year exceeds the amount actually distributed.

         If the Contract is a Qualified Contract issued in connection with a traditional individual retirement annuity, a SIMPLE account, or a plan which qualifies under Sections 403(b), 408 or 457 of the Code, the Company will send a notice to the owner when the owner or Annuitant, as applicable, reaches age 70 1/2. The notice will summarize the required minimum distribution rules and advise the owner of the date that such distributions must begin from the Qualified Contract or other traditional individual retirement annuities of the owner. The owner has sole responsibility for requesting distributions under the Qualified Contract or other traditional individual retirement annuities (to the extent permitted by the Code) that will satisfy the minimum distribution rules. In the case of a distribution from a Qualified Contract issued under a plan which qualifies under Section 401 of the Code, the Company will not send a notice when the owner or Annuitant, as applicable, reaches age 70 1/2, and the owner (or the employer sponsoring the Qualified Plan) has sole responsibility for requesting distributions under the Qualified Contract that will satisfy the minimum distribution rules.

INDEPENDENT ACCOUNTANTS

         The financial statements of Western-Southern Life Assurance Company Separate Account 1 and the financial statements of Western-Southern Life Assurance Company, included in this registration statement and described below, have been included herein in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

         The following financial statements for Western-Southern Life Assurance Company Separate Account 1 at and for the fiscal periods indicated are attached hereto:

         1. Report of PricewaterhouseCoopers LLP

         2. Statement of Net Assets as of December 31, 1997.

         3. Statement of Operations and Changes in Net Assets for the years ended December 31, 1997 and 1996.

         4. Notes to Financial Statements.

         5. Supplementary Information-Selected Per Unit Data and Ratios for the years ended December 31, 1997 and 1996.

         6. Statement of Net Assets as of June 30, 1998 (unaudited).

         7. Statement of Operations and Changes in Net Assets for the period from January 1, 1998 to June 30,1998 (unaudited).

         8. Notes to Financial Statements (unaudited).

         9. Supplementary Information-Selected Per Unit Data and Ratios for the period ended June 30, 1998 (unaudited) and for the year ended December 31, 1997.

         The following financial statements for Western-Southern Life Assurance Company at and for the fiscal periods indicated are attached hereto:

         1. Report of PricewaterhouseCoopers LLP.

         2. Consolidated Balance Sheets as of December 31, 1997 and 1996.

         3. Consolidated Statements of Operations for the years ended December 31, 1997, 1996 and 1995.

         4. Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1997, 1996 and 1995.

         5. Consolidated Statements of Cash Flows for the years ended December 31, 1997, 1996 and 1995.

         6. Notes to Financial Statements.

The following financial statements for Select Advisors Portfolios at and for the fiscal periods indicated are incorporated by reference from their current reports to shareholders filed with the Securities and Exchange Commission pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. A copy of each such report will be provided to each person receiving this Statement of Additional Information.

         1. Schedule of Investments December 31, 1997.

         2. Statement of Assets and Liabilities December 31, 1997.

         3. Statement of Operations for the year ended December 31, 1997.

         4. Statement of Changes in Net Assets for the years ended December 31, 1997 and 1996.

         5. Supplementary Data for the years ended December 31, 1997, 1996, 1995 and 1994.

         6. Notes to Financial Statements.

         7. Report of PricewaterhouseCoopers LLP.

                              FINANCIAL STATEMENTS

         For purposes of this filing only, the following financial statements are incorporated by reference. A copy of the financial statements will be attached to the Statement of Additional Information and provided to each person receiving the Statement of Additional Information.

         The following financial statements for Western-Southern Life Assurance Company Separate Account 1 at and for the fiscal periods indicated are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement filed with the SEC on May 1, 1998 (File Nos. 333-29705 and 811-08420).

         1.    Report of PricewaterhouseCoopers LLP.

         2.    Statement of Net Assets as of December 1, 1997.

         3. Statement of Operations and Changes in Net Assets for the years ended December 31, 1997 and 1996.

         4.    Notes to Financial Statements.

         5. Supplementary Information--Selected Per Unit Data and Ratios for the years ended December 31, 1997 and 1996.

         The following financial statements for Western-Southern Life Assurance Company Separate Account 1 at and for the periods indicated are incorporated by reference from its Semi Annual Report on Form N-30D filed with the SEC on September 2, 1998 (File No. 811-08420).

         1.    Statement of Net Assets as of June 30, 1998 (unaudited).

         2. Statement of Operations and Changes in Net Assets for the period from January 1, 1998 to June 30, 1998 (unaudited).

         3.    Notes to Financial Statements (unaudited).

         4. Supplementary Information--Selected Per Unit Data and Ratios for the period ended June 30, 1998 (unaudited) and for the year ended December 31, 1997.

         The following financial statements for Western-Southern Life Assurance Company at and for the fiscal periods indicated are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement filed with the SEC on May 1, 1998 (File Nos. 333-29705 and 811-08420).

         1.    Report of PricewaterhouseCoopers LLP.

         2.    Consolidated Balance Sheets as of December 31, 1997 and 1996.

         3. Consolidated Statements of Operations for the years ended December 31, 1997, 1996 and 1995.

         4. Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1997, 1996 and 1995.

         5. Consolidated Statements of Cash Flows for the years ended December 31, 1997, 1996 and 1995.

         6.    Notes to Financial Statements.

DISTRIBUTOR

Touchstone Securities, Inc.                          SUB-ACCOUNTS
311 Pike Street
Cincinnati, Ohio  45202                              - Emerging Growth
(800) 669-2796 (press 3)                             - International Equity
                                                     - Income Opportunity
INVESTMENT ADVISOR AND SPONSOR                       - Value Plus
                                                     - Growth & Income
Touchstone Advisors, Inc.                            - Balanced
311 Pike Street                                      - Bond
Cincinnati, Ohio  45202                              - Standby Income

TOUCHSTONE VARIABLE ANNUITY SERVICE CENTER

Touchstone Variable Annuity Service Center
P.O. Box 2850
Cincinnati, Ohio 45201-2850
(800) 669-2796 (press 2)

TRANSFER AGENT

State Street Bank and Trust Company
P.O. Box 8578
Boston, Massachusetts  02266-8518

ADMINISTRATOR, CUSTODIAN
AND FUND ACCOUNTING AGENT

Investors Bank & Trust Company                       STATEMENT OF
200 Clarendon Street                                 ADDITIONAL INFORMATION
Boston, Massachusetts  02116                         January 4, 1999

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
312 Walnut Street
Cincinnati, Ohio  45202

LEGAL COUNSEL

Frost & Jacobs LLP
2500 PNC Center
201 East Fifth Street
Cincinnati, Ohio  45202

PART C

ITEM 24 -- FINANCIAL STATEMENTS AND EXHIBITS

(a)     No financial statements are included in Part A.

        The following financial statements are incorporated by reference into Part B:

        WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 1

                  (1)      Report of PricewaterhouseCoopers LLP.

                  (2)      Statement of Net Assets as of December 31, 1997.

                  (3) Statement of Operations and Changes in Net Assets for the years ended December 31, 1997 and 1996.

                  (4)      Notes to Financial Statements.

                  (5) Supplementary Information -- Selected Per Unit Data and Ratios for the years ended December 31, 1997 and 1996.

                  (6)      Statement of Net Assets as of June 30, 1998
                           (unaudited).

                  (7) Statement of Operations and Changes in Net Assets for the period from January 1, 1998 to June 30, 1998 (unaudited).

                  (8)      Notes to Financial Statements (unaudited).

                  (9) Supplementary Information -- Selected Per Unit Data and Ratios for six months ended June 30, 1998 (unaudited) and for the year ended December 31, 1997.

        WESTERN-SOUTHERN LIFE ASSURANCE COMPANY

                  (1)      Report of PricewaterhouseCoopers LLP.

                  (2)      Balance Sheets as of December 31, 1997 and 1996.

                  (3) Statements of Operations for the years ended December 31, 1997, 1996 and 1995.

                  (4) Statements of Changes in Shareholder's Equity for the years ended December 31, 1997, 1996, and 1995.

                (5) Statements of Cash Flows for the years ended December 31, 1997, 1996 and 1995.

                (6)     Notes to Financial Statements

(b)     Exhibits:

        (1) Resolutions of the Executive Committee of the Board of Directors of Western-Southern Life Assurance Company (the "Company") establishing Western-Southern Life Assurance Company Separate Account 1 incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement filed with the SEC on November 5, 1998 (File Nos. 033-76582 and 811-8420).

        (2)     Not Applicable.

        (3)     (a)     Distributor Agreement between the Company (on behalf of
                        Separate Account 1) and Touchstone Securities, Inc.
                        incorporated herein by reference to Post-Effective
                        Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission ("SEC") on May 1,
                        1998 (File Nos. 333-29705 and 811-8420).

                (b) Commission Schedule incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement filed with the SEC on May 1, 1998 (File Nos. 333-29705 and 811-8420).

                (c) Specimen General Agency Agreement between Touchstone Securities, Inc. and its dealers incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement filed with the SEC on November 5, 1998 (File Nos. 033-76582 and 811-8420).

        (4)     (a)     Specimen Touchstone Select Variable Annuity Contract
                        incorporated herein by reference to the Registration
                        Statement filed with the SEC on June 20, 1997 (File Nos.
                        333-29705 and 811-8420).

                (b) Specimen Endorsement for SIMPLE IRA 9801-5600 WSA END incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement filed with the SEC on November 5, 1998 (File Nos. 033-76582 and 811-8420).

                (c) Specimen Endorsement for IRA 9801-5606 WSA END incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement filed with the SEC on November 5, 1998 (File Nos. 033-76582 and 811-8420).

                (d) Specimen Endorsement for SEP-IRA 9801-5614 WSA END incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement filed with the SEC on November 5, 1998 (File Nos. 033-76582 and 811-8420).

                (e) Specimen Tax Sheltered Annuity Endorsement 9801-5610 WSA END incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement filed with the SEC on November 5, 1998 (File Nos. 033-76582 and 811-8420).

                (f) Specimen Endorsement for Roth IRA 9801-5607 WSA END incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement filed with the SEC on November 5, 1998 (File Nos. 033-76582 and 811-8420).

                (g) Specimen 401 Plan Endorsement 9801-5611 WSA END incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement filed with the SEC on November 5, 1998 (File Nos. 033-76582 and 811-8420).

                (h) Specimen Charitable Remainder Unitrust Endorsement 9611-5612 WSA END incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement filed with the SEC on November 5, 1998 (File Nos. 033-76582 and 811-8420).

                (i) Specimen Additional Waiver of Surrender Charges Rider 9701-5205 WSA.

        (5) Specimen Application Form for Variable Annuity Contract DO-11-IFS-VARS-9805.

        (6)     (a)     Amended Articles of Incorporation of the Company
                        incorporated herein by reference to Post-Effective
                        Amendment No. 2 to the Registration Statement filed with the SEC on April 29, 1996 (File Nos. 33-76582 and
                        811-8420).

                (b) Amended Code of Regulations of the Company incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement filed with the SEC on April 29, 1996 (File No. 33-76582 and 811-8420).

        (7)     Not Applicable.

        (8)     (a)     Administration Agreement between Investors Bank & Trust
                        Company and Select Advisors Variable Insurance Trust
                        ("VIT") is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration
                        Statement of VIT filed with the SEC on February 28, 1997
                        (File Nos. 033-76566 and 811-08416).

                (b) Fund Accounting Agreement between Investors Bank & Trust Company and VIT is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of VIT filed with the SEC on February 28, 1997 (File Nos. 033-76566 and 811-08416).

                (c) Custodian Agreement between Investors Bank & Trust Company and VIT is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of VIT filed with the SEC on July 30, 1998 (File Nos. 033-76566 and 811-08416).

                (d)     (i)     Sponsor Agreement between Touchstone Advisors,
                                Inc. and VIT is incorporated herein by reference to Post-Effective Amendment No. 7 to the
                                Registration Statement filed with the SEC on May
                                1, 1998 (File Nos. 033-76582 and 811-08420).

                        (ii) Form of Amendment No. 1 to Sponsor Agreement between Touchstone Advisors, Inc. and VIT is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement filed with the SEC on May 1, 1998 (File Nos. 033-76582 and 811-08420).

                (e)     (i)     Fund Participation Agreement between
                                Western-Southern Life Assurance Company and VIT is incorporated herein by reference to Post-Effective Amendment No. 7 to the
                                Registration Statement filed with the SEC on May
                                1, 1998 (Pile Nos. 033-76582 and 811-08420),

                        (ii) Form of Amendment No. 1 to Fund Participation Agreement between Western-Southern Life Assurance Company and VIT is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement filed with the SEC on May 1, 1998 (File Nos. 033-76582 and
                                811-08420).

        (9) Opinion and Consent of Donald J. Wuebbling, Esq. incorporated herein by reference to the Registration Statement filed with the SEC on June 20, 1997 (File Nos. 333-29705 and 811-8420).

        (10)    Consent of PricewaterhouseCoopers LLP.

        (11)    Not Applicable.

        (12)    Not Applicable.

        (13) Schedule for Computation of Performance Quotations provided in Registration Statement in response to Item 21. incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement filed with SEC on May 1, 1998 (File Nos. 333-29705 and 811-8420).

        (14)    Not Applicable.

        (99)    Powers of Attorney -- Directors of the Company.

ITEM 25. -- DIRECTORS AND OFFICERS OF THE DEPOSITOR

        The directors and officers of the Company are listed below. Unless otherwise noted, the principal business address of all persons listed in
        Item 25 is 400 Broadway, Cincinnati, Ohio 45202.

        William J. Williams                     Chairman of the Board and Director

        John F. Barrett                         Director, Chief Executive Officer
                                                and President

        James N. Clark                          Director, Executive Vice President,
                                                Secretary and Treasurer

        Dr. J. Harold Kotte                     Director

        Dr. Lawrence C. Hawkins                 Director
        Omni-Man, Inc.
        3909 Reading Road
        Cincinnati, Ohio 45229

        Carl A. Kroch                           Director
        Kroch's & Brentano's
        29 South Wabash Avenue
        Chicago, Illinois 60603

        Eugene P. Ruehlmann                     Director

        Vorys, Sater, Seymour and Pease
        Suite 2100 Atrium Two
        221 East Fourth Street
        Cincinnati, Ohio 45202

        Thomas L. Williams                      Director
        North American Properties
        212 East Third Street
        Suite 300
        Cincinnati, Ohio 45202

        Donald A. Bliss                         Director
        10892 East Fanfol Lane
        Scottsdale, Arizona 85259

        Herbert R. Brown                        Vice President

        James W. Carpenter                      Vice President and Senior Counsel

        Keith T. Clark                          Vice President and Medical Director

        Bryan C. Dunn                           Senior Vice President and Chief
                                                Marketing Officer

        David G. Ennis                          Vice President and Auditor

        Noreen J. Hayes                         Vice President

        Edward S. Heenan                        Vice President and Comptroller

        Dale P. Hennie                          Senior Vice President

        Carroll R. Hutchinson                   Senior Vice President

        Donald W. Kaplan                        Vice President and Actuary

        William F. Ledwin                       Senior Vice President and Chief
                                                Investment Officer

        Harold V. Lyons                         Vice President and Actuary

        Nora E. Moushey                         Vice President and Chief
                                                Actuary

        Jill T. McGruder                        Senior Vice President


        J. J. Miller                            Senior Vice President

        Kenneth A. Palmer                       Senior Vice President

        Mario J. San Marco                      Vice President

        Thomas M. Stapleton                     Vice President

        Robert H. Starnes                       Vice President

        Richard K. Taulbee                      Vice President

        Donald J. Wuebbling                     Vice President and General Counsel

        G. H. Schellpeper                       Vice President
        8901 Indian Hills Drive
        Omaha, Nebraska 68144

        James J. Vance                          Treasurer

ITEM 26. -- PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR
            OR REGISTRANT

        The Western and Southern Life Insurance Company ("WSLIC"); Ohio corporation

                Western-Southern Life Assurance Company ("WSLAC"); Ohio corporation; 100% owned by WSLIC

                        Courtyard Nursing Care, Inc.; Ohio corporation; 100% owned by WSLAC; ownership and operation of real estate.

                        IFS Financial Services, Inc. ("IFS"); Ohio corporation; 100% owned by WSLAC; development and marketing of financial products for distribution through financial institutions.

                                    IFS Systems, Inc.; Delaware corporation;
                                    100% owned by IFS; development, marketing and support of software systems.

                                    IFS Insurance Agency, Inc.; Ohio
                                    corporation; 99% owned by IFS, 1% owned by William F. Ledwin; general insurance agency.

                                    Touchstone Securities, Inc.; Nebraska
                                    corporation; 100% owned by IFS; securities broker-dealer.

                                    Touchstone Advisors, Inc.; Ohio corporation;
                                    100% owned by IFS; registered investment adviser.

                                    IFS Agency Services, Inc.; Pennsylvania
                                    corporation; 100% owned by IFS; general
                                    insurance agency.

                                    IFS Agency, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

                                    IFS General Agency, Inc.; Pennsylvania
                                    corporation; 100% owned by William F.
                                    Ledwin; general insurance agency.

                Seasons Congregate Living, Inc.; Ohio corporation; 100% owned by WSLIC; ownership and operation of real estate.

                Latitudes at the Moors, Inc.; Florida corporation; 100% owned by WSLIC; ownership and operation of real estate.

                WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book-selling and publishing.

                Fort Washington Investment Advisors, Inc.; Ohio corporation; 100% owned by WSLIC; registered investment adviser.

                Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC; insurance.

                         Colmain Properties, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; acquiring, owning, managing, leasing, selling real estate.

                                    Colpick, Inc.; Ohio corporation; 100% owned by Colmain Properties, Inc.; acquiring, owning, managing, leasing and selling real estate.

                         CAI Holding Company, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; holding company.

                                    Capital Analysts Incorporated; Delaware
                                    corporation; 100% owned by CAI Holding
                                    Company; securities broker-dealer and
                                    registered investment advisor.

                                    Capital Analysts Agency, Inc.; Ohio
                                    corporation; 99% owned by Capital Analysts
                                    Incorporated, 1% owned by William F. Ledwin;
                                    general insurance agency.

                                    Capital Analysts Agency, Inc.; Texas
                                    corporation; 100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency.

                                    Capital Analysts Insurance Agency, Inc.;
                                    Massachusetts corporation; 100% owned by
                                    Capital Analysts Incorporated; general
                                    insurance agency.

                         CLIC Company I; Delaware corporation; 100% owned by Columbus Life Insurance Company; holding company.

                         CLIC Company II; Delaware corporation; 100% owned by Columbus Life Insurance Company; holding company.

                Eagle Properties, Inc.; Ohio corporation; 100% owned by WSLIC; ownership, development and management of real estate.

                         Seasons Management Company; Ohio corporation; 100 % owned by Eagle Properties, Inc.; management of real estate.

                Continental General Corporation; Nebraska corporation; 100% owned by WSLIC; holding company.

                         Continental Agency Services, Inc.; Nebraska corporation; 100% owned by Continental General Corporation.

                         Continental General Insurance Company; Nebraska corporation; 100% owned by Continental General Corporation; insurance.

                         Continental Print & Photo Co.; Nebraska corporation; 100% owned by Continental General Corporation; printing.

                Waslic Company II; Delaware corporation; 100% owned by WSLIC; holding company.

                WestTax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

                Florida Outlet Marts, Inc.; Florida corporation; 100% owned by WSLIC; ownership and operation of real estate.

                AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

                Western-Southern Agency, Inc.; Ohio corporation; 99% owned by WSLIC; 1% owned by William F. Ledwin; general insurance agency.

                Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.

                W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

ITEM 27. -- NUMBER OF CONTRACT OWNERS

        As of October 30, 1998, there were 100 owners of Qualified Contracts and 48 owners of Non-Qualified Contracts offered pursuant to this Registration Statement.

ITEM 28. -- INDEMNIFICATION

        The Amended Code of Regulations of the Company provides that, to the fullest extent not prohibited by applicable law, the Company shall indemnify each director, officer and employee against any and all costs and expenses (including attorney fees, judgments, fines, penalties, amounts paid in settlement, and other disbursements) actually and reasonably incurred by or imposed upon such director, officer or employee in connection with any action, suit, investigation or proceedings (or any claim or other matter therein), whether civil, criminal, administrative or otherwise in nature, including any settlements thereof of any appeals therein, with respect to which such director, officer or employee is named or otherwise becomes or is threatened to be made a party by reason of being or at any time having been a director, officer or employee of the Company, or, at the direction or request of the Company, a director, trustee, officer, administrator, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture or other entity or enterprise including any employee benefit plan; provided, however, that no person shall be indemnified to the extent, if any, that the directors of the Company, acting at a meeting at which a quorum of directors who are not parties to or threatened with any such action, suit, investigation or proceeding, determine that such indemnification is contrary to applicable law.

        Any director of the Company who is a party to or threatened with any such action, suit, investigation or proceeding shall not be qualified to vote; and if for this reason a quorum of directors, who are not disqualified from voting by reason of being parties to or threatened with such action, suit, investigation or proceeding, cannot be obtained, such determination shall be made by three attorneys at law, who have not theretofore represented the Company in any matter and who shall be selected by all of the officers and directors of the Company who are not parties to or threatened with any such action, suit, investigation or proceeding. If there are no officers or directors who are qualified to make such selection, the selection shall be made by a Judge of the Court of Common Pleas of Hamilton County, Ohio. Such indemnification shall not be deemed exclusive of any other right to which such director, officer or employee may be entitled under the

        Company's articles of incorporation, code of regulations, any agreement, any insurance purchased by the Company, vote of shareholders or otherwise.

        The Board of Directors of the Company also may, in its discretion, secure and maintain insurance policies against any liability asserted against and incurred by any of the Company's directors, officers or employees.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 29. -- PRINCIPAL UNDERWRITERS

        (a) Touchstone Securities, Inc. ("Touchstone Securities") acts as distributor for Contracts issued under Western-Southern Life Assurance Company Separate Accounts 1 and 2 and as distributor for the shares of several series (Funds) of Touchstone Series Trust (formerly Select Advisors Trust A), each of which is affiliated with the Depositor.


        (b) Set forth below are the names, principal business addresses and positions of each director and officer of Touchstone Securities.

                   Name                                Position/Office with Touchstone Securities
                   ----                                ------------------------------------------

                   James N. Clark                      Director
                   400 Broadway
                   Cincinnati, Ohio 45202

                   Edward G. Harness, Jr.              Director, Chief Executive Officer and President
                   311 Pike Street
                   Cincinnati, Ohio 45202

                   Edward S. Heenan                    Director and Controller
                   400 Broadway
                   Cincinnati, Ohio 45202

                   William F. Ledwin                   Director
                   400 Broadway
                   Cincinnati, Ohio 45202

                   Donald J. Wuebbling                 Director
                   400 Broadway
                   Cincinnati, Ohio 45202

                   Richard K. Taulbee                  Vice President
                   400 Broadway
                   Cincinnati, Ohio 45202

                   Carl A. Ramsey                      Vice President
                   8901 Indian Hills Drive
                   Omaha, Nebraska 68114

                   E. Duane Clay                       Vice President
                   8901 Indian Hills Drive
                   Omaha, Nebraska 68114

                   Robert F. Morand                    Secretary
                   400 Broadway
                   Cincinnati, Ohio 45202

                   Patricia Wilson                     Chief Compliance Officer
                   311 Pike Street
                   Cincinnati, Ohio 45202

        (c) The following table sets forth information about all commissions and compensation received by the principal underwriter, Touchstone Securities, Inc.

                     Net Underwriting Discounts      Compensation on     Brokerage Commissions      Compensation
                          and Commissions              Redemptions
                   ------------------------------- --------------------- ---------------------- ---------------------

                              $790,452                    $ -0-                  $ -0-                 $ -0-


ITEM 30. -- LOCATION OF ACCOUNTS AND RECORDS

         Accounts, books and other documents required to be maintained by
         Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Company at 400 Broadway, Cincinnati, Ohio 45202.

ITEM 31. -- MANAGEMENT SERVICES

         Not Applicable.

ITEM 32. -- UNDERTAKINGS

         Registrant undertakes to:

         (a) file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted;

         (b) include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request directed to the address or telephone number contained in the Prospectus.

         Registrant represents that it is relying upon a "no-action" letter issued to the American Council of Life Insurance concerning that conflict between the redeemability requirements of sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 and the limits on the redeemability of variable annuities imposed by Section 403(b)(11) of the Internal Revenue Code. The Registrant has included disclosure concerning the 403(b)(11) restrictions in its prospectus and sales literature, and established a procedure whereby each plan participant will sign a statement acknowledging these restrictions before a Contract is issued. Sales representatives have been instructed to bring the restrictions to the attention of potential plan participants.


         Registrant represents that it is relying upon Rule 6c-7 promulgated under the Investment Company Act of 1940, as amended, with respect to offering variable annuity contracts to participants in the Texas Optional Retirement Program ("Program") and that it has complied with or will comply with the provisions of paragraphs (a)-(d) of Rule 6c-7. Registrant has included appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program. Registrant will (1) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of annuity contracts to Program participants, (2) instruct sales representatives who solicit Program participants to purchase annuity contracts specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants, and (3) obtain from each Program participant who purchases an annuity contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.


         Pursuant to Section 26(e) of the Investment Company Act of 1940, as amended, Western-Southern Life Assurance Company represents that, with respect to the

        Contracts registered with the Commission by this Registration Statement, as it may be amended, and offered by the Prospectus included in this Registration Statement, all fees and charges imposed for any purpose and in any manner and deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Western-Southern Life Assurance Company.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, on behalf of itself and the Registrant, has duly caused this Post-Effective Amendment No. 4 to its Registration Statement under the Securities Act of 1933 and Amendment No. 17 to its Registration Statement under the Investment Company Act of 1940 to be signed on its behalf, in the City of Cincinnati and State of Ohio on the 5th of November, 1998.

                                          WESTERN-SOUTHERN LIFE ASSURANCE
                                          COMPANY SEPARATE ACCOUNT 1

                                          By       WESTERN-SOUTHERN LIFE
                                                   ASSURANCE COMPANY

                                          By       /s/ EDWARD S. HEENAN
                                                   -----------------------------
                                                   Edward S. Heenan,
                                                   Vice President and Controller

         As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated below.

PRINCIPAL EXECUTIVE OFFICER:

/s/ JOHN F. BARRETT                                   November 5, 1998
-------------------
John F. Barrett,
President, Director and
Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:

/s/ JAMES J. VANCE                                    November 5, 1998
------------------
James J. Vance,
Treasurer

DIRECTORS:

DONALD A. BLISS
JAMES N. CLARK
LAWRENCE C. HAWKINS
J. HAROLD KOTTE                           By       /s/ EDWARD S. HEENAN
CARL A. KROCH                                      Edward S. Heenan,
EUGENE P. RUEHLMANN                                as attorney-in fact for each
THOMAS L. WILLIAMS                                 Director
WILLIAM J. WILLIAMS
                                                   November 5, 1998


                                                                         Select

                                 EXHIBIT INDEX

EXHIBIT              DESCRIPTION

4(j)                 Specimen Additional Waiver of Surrender Rider 9710-5205 WSA

5 Specimen Application Form for Touchstone Select Variable Annuity Contract DO-11-1FS-VARS-9805

10                   Consent of PricewaterhouseCoopers LLP.

99                   Powers of Attorney - Director of the Company